July 31, 1997

Dear INVESCO Advisor Fund Shareholder:

  So far, 1997 has been an exceptional year for the stock market. The S&P posted a 17.5% return in the second quarter alone, its fourth best quarter out of the last 25 years. Many of you heard Federal Reserve Chairman Greenspan ex-press concern near the end of last year that the market was experiencing "irra-tional exuberance." Interestingly, his comment came with the market some 1,600 points below current levels.
  We are pleased to report the Advisor Funds turned in yet another period of outstanding performance through the six-month period ended June 1997. The total return reported below is for Class C Shares. Class A performance is available in the FINANCIAL HIGHLIGHTS section beginning on page 27 in this report.
  The EQUITY FUND, our core, value-driven portfolio, returned 18.3% for the first half of 1997. Our discipline evaluates each company's historical profit-ability relative to its current price. With its bias towards larger, high qual-ity companies, the portfolio is built to perform well in all kinds of markets.
  While the international markets have not kept pace with the spectacular rise in U.S. stocks, the INTERNATIONAL VALUE FUND continues to outpace the EAFE (Eu-rope, Australia, Far East) Index with a 14.6% return through June 30th. While our emphasis is on stock selection as opposed to country selection, the fund is well diversified by country and industry sector for risk control.
  The FLEX FUND'S performance is impacted by its asset allocation (percentage of stocks versus bonds) and the returns of its stocks and bonds. During the first half of 1997 the fund benefited from an overweighing in stocks of 66% and an underweighting in bonds of 34%, leading to a double digit return of 13.2%. With its mixture of stocks and bonds, the Flex Fund is well positioned to par-ticipate in up markets while protecting value in down ones.
  The second quarter presented tremendous opportunity for multi-asset funds such as MULTIFLEX. In contrast to previous months when large capitalization stocks were the only stars, the market was more balanced from April to June as small capitalization stocks, international stocks and real estate securities all participated in the rally. This more representative market bodes well for MultiFlex, which benefits as different equity and fixed income sectors rotate in and out of favor. Year-to-date, the MultiFlex Fund has returned 10.9% with four of five components outperforming their benchmarks, leaving it well ahead of its 20/20/20/ 20/20 benchmark.
  After providing +35% gains in 1996, real estate securities have achieved more sustainable returns in 1997. The REAL ESTATE FUND was up 4.4% for the first six months of the year. The fund maintains a broadly diversified portfolio with participation in all the major property sectors, with the heaviest concentra-tions in Hotel, Office and Retail. The REIT holdings in the portfolio have a larger than average capitalization and a higher level of retained earnings. We believe their characteristics offer the fund a superior measure of liquidity and dividend safety.
  The bond market has not produced the outstanding returns as seen in the stock market thus far in 1997. For the six-month period, the INCOME FUND was up 2.1%. The fund's maturity strategy remains slightly defensive with an average matu-rity of 6.2 years, shorter than the Government/Corporate Bond Index. Relative to the index, the fund is overweighted in Treasuries and Mortgages and under-weighted in Corporates.
  As you know, effective August 4, 1997, the INVESCO Advisor Funds become the AIM Advisor Funds. While the name is different, I can assure you that there will be no change in the way these portfolios are managed. INVESCO will con-tinue to manage the funds and provide the same risk-averse disciplines utilized since their inception. Our new partners at AIM look forward to offering you new and expanded investment options and services. We greatly appreciate your con-tinued confidence in our company, and welcome the opportunity to serve you in the future.

Sincerely,

/s/ Hubert L. Harris, Jr.

Hubert L. Harris, Jr.
Chairman

INVESCO Advisor Funds, Inc.
STATEMENT OF INVESTMENT SECURITIES
June 30, 1997
(unaudited)

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
INVESCO ADVISOR FLEX FUND
COMMON STOCKS 66.44%
BASIC MATERIALS 1.90%
Dow Chemical Co. ........................................   75,000  $  6,534,375
Westvaco Corp. ..........................................  135,000     4,244,062
                                                                    ------------
                                                                      10,778,437
                                                                    ------------
CAPITAL GOODS 6.36%
Boeing Co. ..............................................  100,000     5,306,250
COMPAQ Computer Corp.* ..................................   80,000     7,940,000
General Electric Co. ....................................  120,000     7,845,000
Lockheed Martin Corp. ...................................   70,000     7,249,375
Snap-On, Inc. ...........................................   60,000     2,362,500
Whirlpool Corp. .........................................  100,000     5,456,250
                                                                    ------------
                                                                      36,159,375
                                                                    ------------
CONSUMER CYCLICAL 8.77%
Deluxe Corp. ............................................  150,000     5,118,750
Ford Motor Co. ..........................................  175,000     6,606,250
Gannett Co., Inc. .......................................   50,000     4,937,500
K Mart Corp.* ...........................................  250,000     3,062,500
Liz Claiborne, Inc. .....................................  100,000     4,662,500
McDonald's Corp. ........................................  110,000     5,314,375
Penney (J.C.) Co., Inc. .................................  100,000     5,218,750
Reebok International, Ltd. ..............................   75,000     3,506,250
Rite Aid Corp. ..........................................   75,000     3,740,625
V.F. Corp. ..............................................   90,000     7,661,250
                                                                    ------------
                                                                      49,828,750
                                                                    ------------
CONSUMER STAPLES 15.87%
Abbott Laboratories .....................................  100,000     6,675,000
American Home Products Corp. ............................  100,000     7,650,000
Anheuser-Busch Cos., Inc. ...............................  150,000     6,290,625
Archer-Daniels-Midland Co. ..............................  300,000     7,050,000
Columbia/HCA Healthcare Corp. ...........................  125,000     4,914,063
Fleming Cos., Inc. ......................................  100,000     1,800,000
Gallaher Group PLC, ADR* ................................  110,000     2,028,125
Genuine Parts Co. .......................................  187,500     6,351,562
Heinz (H.J.) Co. ........................................  125,000     5,765,625
Lilly (Eli) & Co. .......................................   75,000     8,198,438
Mylan Laboratories, Inc. ................................  350,000     5,162,500
Philip Morris Cos., Inc. ................................  180,000     7,987,500
Schering-Plough Corp. ...................................  160,000     7,660,000

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
Supervalu, Inc. .........................................  150,000  $  5,175,000
Unilever N.V., PLC ......................................   35,000     7,492,188
                                                                    ------------
                                                                      90,200,626
                                                                    ------------
DIVERSIFIED 5.24%
Fortune Brands, Inc. ....................................  110,000     4,104,375
Hanson PLC, ADR .........................................   43,750     1,093,750
Minnesota Mining & Manufacturing Co. ....................   70,000     7,140,000
National Service Industries, Inc. .......................  100,000     4,868,750
Phelps Dodge Corp. ......................................   70,000     5,963,125
Textron, Inc. ...........................................  100,000     6,637,500
                                                                    ------------
                                                                      29,807,500
                                                                    ------------
ENERGY 5.20%
Amoco Corp. .............................................   50,000     4,346,875
Energy Group PLC, ADR ...................................   43,750     1,853,906
Exxon Corp. .............................................  100,000     6,150,000
Repsol SA, ADR ..........................................  200,000     8,487,500
Royal Dutch Petroleum Co. ...............................  160,000     8,700,000
                                                                    ------------
                                                                      29,538,281
                                                                    ------------
FINANCE 12.21%
American General Corp. ..................................  110,000     5,252,500
Dun & Bradstreet Corp. ..................................  200,000     5,250,000
First Chicago NBD Corp. .................................  150,000     9,075,000
First of America Bank Corp. .............................  135,000     6,176,250
First Union Corp. .......................................   30,000     2,775,000
Marsh & McLennan Cos., Inc. .............................  100,000     7,137,500
Morgan Stanley, Dean Witter,
 Discover & Co...........................................  181,500     7,815,844
NationsBank Corp. .......................................  100,000     6,450,000
Ohio Casualty Corp. .....................................  150,000     6,600,000
SAFECO Corp. ............................................  150,000     7,003,125
Wachovia Corp. ..........................................  100,000     5,831,250
                                                                    ------------
                                                                      69,366,469
                                                                    ------------
TECHNOLOGY 3.55%
Computer Associates International, Inc. .................  100,000     5,568,750
Hewlett-Packard Co. .....................................  100,000     5,600,000
International Business Machines Corp. ...................  100,000     9,018,750
                                                                    ------------
                                                                      20,187,500
                                                                    ------------
TRANSPORTATION & SERVICES 1.80%
Browning-Ferris Industries, Inc. ........................  150,000     4,987,500
Illinois Central Corp. ..................................  150,000     5,240,625
                                                                    ------------
                                                                      10,228,125
                                                                    ------------
UTILITIES 5.54%
Edison International Corp. ..............................  250,000     6,218,750
GPU Corp. ...............................................  175,000     6,278,125
NYNEX Corp. .............................................  115,000     6,626,875

---------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                 Amount      Value
---------------------------------------------------------------------------------
INVESCO ADVISOR FLEX FUND (CONTINUED)
Telefonica de Espana, ADR ...............................     60,000 $  5,175,000
Telefonos de Mexico SA, "L", ADR ........................    150,000    7,162,500
                                                                     ------------
                                                                       31,461,250
                                                                     ------------
TOTAL COMMON STOCKS
 (Cost $220,139,805) ....................................             377,556,313
                                                                     ------------
FIXED INCOME SECURITIES 28.71%
U.S. GOVERNMENT OBLIGATIONS 21.34%
U.S. TREASURY NOTES
 6.125%, 03/31/1998 ..................................... 10,000,000   10,031,250
 7.125%, 10/15/1998 ..................................... 10,000,000   10,146,880
 8.875%, 02/15/1999 ..................................... 11,250,000   11,738,678
 6.750%, 06/30/1999 .....................................  5,000,000    5,060,940
 6.375%, 07/15/1999 ..................................... 10,000,000   10,056,250
 8.750%, 08/15/2000 .....................................  9,000,000    9,624,375
 7.875%, 08/15/2001 .....................................  7,000,000    7,380,625
 7.500%, 05/15/2002 .....................................  4,500,000    4,708,125
 6.250%, 02/15/2003 .....................................  5,000,000    4,960,940
 7.250%, 05/15/2004 ..................................... 10,000,000   10,421,880
 6.500%, 08/15/2005 .....................................  7,000,000    6,982,500
 9.375%, 02/15/2006 .....................................  8,000,000    9,482,504
 9.250%, 02/15/2016 .....................................  9,000,000   11,261,250
 7.250%, 08/15/2022 .....................................  9,000,000    9,390,942
                                                                     ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $120,242,101).....................................             121,247,139
                                                                     ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 4.67%
FEDERAL HOME LOAN MORTGAGE CORP. GOLD
 6.500%, 07/01/2001, Pool #G50362 .......................  3,715,458    3,694,559
 8.000%, 10/01/2010, Pool #G10518 .......................  2,650,238    2,723,949
                                                                     ------------
                                                                        6,418,508
                                                                     ------------
FEDERAL NATIONAL MORTGAGE ASSN.
 8.500%, 03/01/2010, Pool #313136 .......................  2,645,598    2,735,715
 6.500%, 06/01/2011, Pool #250579 .......................  2,791,609    2,734,032
 6.500%, 05/01/2026, Pool #313097 .......................  4,809,765    4,600,853
 7.500%, 11/01/2026, Pool #250736 .......................  2,936,806    2,943,237
                                                                     ------------
                                                                       13,013,837
                                                                     ------------
GOVERNMENT NATIONAL MORTGAGE ASSN.
 6.500%, 10/15/2008, Pool #354668 .......................  1,311,297    1,290,808
 7.000%, 10/15/2008, Pool #372807 .......................  1,223,564    1,225,094
 6.000%, 11/15/2008, Pool #365945 .......................  1,389,479    1,341,715
 7.500%, 03/15/2026, Pool #417287 .......................  3,215,112    3,223,160
                                                                     ------------
                                                                        7,080,777
                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $26,621,569)......................................              26,513,122
                                                                     ------------

--------------------------------------------------------------------------------
                                                         Shares or
                                                         Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
CORPORATE BONDS 2.70%
FINANCE 0.95%
Commercial Credit Corp.,
 5.550%, 02/15/2001 ....................................  3,000,000 $  2,888,808
National City Corp., 7.200%, 05/15/2005.................  1,000,000    1,008,956
NationsBank Corp., 5.375%, 04/15/2000...................  1,550,000    1,504,687
                                                                    ------------
                                                                       5,402,451
                                                                    ------------
INDUSTRIAL 1.23%
ConAgra, Inc., 9.750%, 11/01/1997 ......................  1,000,000    1,012,080
Ford Motor Co., 7.500%, 11/15/1999 .....................    750,000      766,273
Rockwell International, Inc.,
 6.625%, 06/01/2005 ....................................  1,500,000    1,476,513
Sherwin Williams, 6.500%, 02/01/2002 ...................  3,000,000    2,978,943
Wal-Mart Stores, Inc.,
 5.500%, 03/01/1998 ....................................    750,000      747,734
                                                                    ------------
                                                                       6,981,543
                                                                    ------------
UTILITIES 0.52%
Pennsylvania Power & Light Co.,
 6.875%, 02/01/2003 ....................................  1,000,000      995,118
Pennsylvania Power & Light Co.,
 6.550%, 03/01/2006 ....................................  1,900,000    1,826,022
Union Electric Co.,
 6.750%, 10/15/1999 ....................................    150,000      150,952
                                                                    ------------
                                                                       2,972,092
                                                                    ------------
TOTAL CORPORATE BONDS
 (Cost $15,662,444).....................................              15,356,086
                                                                    ------------
TOTAL FIXED INCOME SECURITIES
 (Cost $162,526,114)....................................             163,116,347
                                                                    ------------
SHORT TERM INVESTMENTS 4.85%
COMMERCIAL PAPER 1.76%
Greenwich Funding Corp.
 5.550%, 07/10/1997 ....................................  5,000,000    4,993,062
Greenwich Funding Corp.
 5.550%, 07/11/1997 ....................................  5,000,000    4,992,292
                                                                    ------------
TOTAL COMMERCIAL PAPER
 (Cost $9,985,354)......................................               9,985,354
                                                                    ------------
OTHER SECURITIES 3.09%
UMB Bank, N.A., Money Market Fiduciary+, 4.290% ........ 17,573,482   17,573,482
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $27,558,836) ....................................              27,558,836
                                                                    ------------
TOTAL INVESTMENTS
 (100.00%) (Cost $410,224,755#) ........................            $568,231,496
                                                                    ============

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
INVESCO ADVISOR EQUITY FUND
COMMON STOCKS 95.31%
BASIC MATERIALS 2.47%
Dow Chemical Co. ........................................   17,000  $  1,481,125
Great Lakes Chemical Corp. ..............................   20,000     1,047,500
Westvaco Corp. ..........................................   45,000     1,414,687
                                                                    ------------
                                                                       3,943,312
                                                                    ------------
CAPITAL GOODS 7.79%
Boeing Co. ..............................................   29,000     1,538,812
Dover Corp. .............................................   24,000     1,476,000
Lockheed Martin Corp. ...................................   35,860     3,713,751
Pitney Bowes, Inc. ......................................   20,700     1,474,875
Raytheon Co. ............................................   39,400     2,009,400
Unifi, Inc. .............................................   60,000     2,242,500
                                                                    ------------
                                                                      12,455,338
                                                                    ------------
CONSUMER CYCLICAL 9.69%
Cooper Tire & Rubber Co. ................................   62,000     1,364,000
Disney (Walt) Co. .......................................   14,000     1,123,500
Gap, Inc. ...............................................   50,000     1,943,750
Mattel, Inc. ............................................   60,000     2,032,500
Maytag Corp. ............................................  106,900     2,792,762
McDonald's Corp. ........................................   27,600     1,333,425
Penney (J.C.) Co., Inc. .................................   40,000     2,087,500
Russell Corp. ...........................................   56,000     1,659,000
Shaw Industries, Inc. ...................................  109,000     1,158,125
                                                                    ------------
                                                                      15,494,562
                                                                    ------------
CONSUMER STAPLES 22.39%
Abbott Laboratories .....................................   41,600     2,776,800
American Home Products Corp. ............................   42,000     3,213,000
Archer-Daniels-Midland Co. ..............................   85,000     1,997,500
Columbia/HCA Healthcare Corp. ...........................   70,200     2,759,738
Gallaher Group PLC, ADR* ................................   50,000       921,875
Heinz (H.J.) Co. ........................................   58,350     2,691,394
Kimberly-Clark Corp. ....................................   40,000     1,990,000
Lilly (Eli) & Co. .......................................   24,200     2,645,363
Merck & Co., Inc. .......................................   30,900     3,198,150
Mylan Laboratories, Inc. ................................   77,000     1,135,750
Nike, Inc., Cl. B .......................................   20,000     1,167,500
PepsiCo., Inc. ..........................................   85,000     3,192,812
Philip Morris Cos., Inc. ................................   71,700     3,181,687
Schering-Plough Corp. ...................................   71,200     3,408,700
Tyson Foods, Inc., Cl. A ................................   79,000     1,510,875
                                                                    ------------
                                                                      35,791,144
                                                                    ------------
DIVERSIFIED 6.80%
Cognizant Corp. .........................................   40,000     1,620,000
Fortune Brands, Inc. ....................................   50,000     1,865,625

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
General Electric Co. ....................................  48,000   $  3,138,000
Textron, Inc. ...........................................  64,000      4,248,000
                                                                    ------------
                                                                      10,871,625
                                                                    ------------
ENERGY 6.65%
Amoco Corp. .............................................  24,600      2,138,663
Exxon Corp. .............................................  44,000      2,706,000
Repsol SA, ADR ..........................................  60,000      2,546,250
Royal Dutch Petroleum Co. ...............................  59,600      3,240,750
                                                                    ------------
                                                                      10,631,663
                                                                    ------------
ENVIRONMENTAL SERVICES 1.00%
Waste Management, Inc. ..................................  50,000      1,606,250
                                                                    ------------
FINANCE 19.86%
American General Corp. ..................................  48,600      2,320,650
American International Group, Inc. ......................  23,100      3,450,563
Chubb Corp. .............................................  25,000      1,671,875
Dun & Bradstreet Corp. ..................................  90,000      2,362,500
Fannie Mae ..............................................  40,000      1,745,000
First Chicago NBD Corp. .................................  53,800      3,254,900
First of America Bank Corp. .............................  60,000      2,745,000
First Union Corp. .......................................  30,000      2,775,000
General RE Corp. ........................................  13,500      2,457,000
Jefferson-Pilot Corp. ...................................  24,000      1,677,000
Morgan Stanley, Dean Witter,
 Discover & Co. .........................................  61,050      2,628,966
NationsBank Corp. .......................................  45,674      2,945,973
SAFECO Corp. ............................................  37,000      1,727,437
                                                                    ------------
                                                                      31,761,864
                                                                    ------------
TECHNOLOGY 12.30%
COMPAQ Computer Corp.* ..................................  20,500      2,034,625
Computer Associates International, Inc. .................  55,000      3,062,813
Electronic Data Systems Corp. ...........................  45,000      1,845,000
Hewlett-Packard Co. .....................................  56,000      3,136,000
Intel Corp. .............................................   3,500        496,344
International Business Machines Corp. ...................  36,000      3,246,750
Motorola, Inc. ..........................................  25,000      1,900,000
Xerox Corp. .............................................  50,000      3,943,750
                                                                    ------------
                                                                      19,665,282
                                                                    ------------
TRANSPORTATION & SERVICES 1.02%
Illinois Central Corp. ..................................  46,500      1,624,594
                                                                    ------------
UTILITIES 5.34%
CINergy Corp. ...........................................  61,000      2,123,562
Entergy Corp. ...........................................  40,000      1,095,000
Southern New England Telecommunications Corp. ...........  60,000      2,332,500

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
INVESCO ADVISOR EQUITY FUND (CONTINUED)
Telefonos de Mexico SA, "L", ADR ........................    40,800 $  1,948,200
Texas Utilities Co. .....................................    30,000    1,033,125
                                                                    ------------
                                                                       8,532,387
                                                                    ------------
TOTAL COMMON STOCKS
 (Cost $91,714,679) .....................................            152,378,021
                                                                    ------------
SHORT TERM INVESTMENTS 4.69%
COMMERCIAL PAPER 2.22%
Greenwich Funding Corp. 5.580%, 07/07/1997 .............. 2,000,000    1,998,140
Air Products & Chemicals, Inc. 5.530%, 07/22/1997 ....... 1,565,000    1,559,952
                                                                    ------------
TOTAL COMMERCIAL PAPER
 (Cost $3,558,092) ......................................              3,558,092
                                                                    ------------
OTHER SECURITIES 2.47%
UMB Bank, N.A., Money Market Fiduciary+, 4.290% ......... 3,942,932    3,942,932
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $7,501,024) ......................................              7,501,024
                                                                    ------------
TOTAL INVESTMENTS
 (100.00%) (Cost $99,215,703#) ..........................           $159,879,045
                                                                    ============
INVESCO ADVISOR MULTIFLEX FUND
COMMON STOCKS 80.01%
LARGE CAPITALIZATION EQUITIES 17.03%
Abbott Laboratories .....................................    17,650 $  1,178,138
Air Products & Chemicals, Inc. ..........................     3,400      276,250
American General Corp. ..................................    19,900      950,225
American Home Products Corp. ............................    11,000      841,500
American International Group, Inc. ......................     6,950    1,038,156
Amoco Corp. .............................................     4,000      347,750
Archer-Daniels-Midland Co. ..............................    48,500    1,139,750
Atlantic Richfield Co. ..................................     7,800      549,900
Biomet, Inc. ............................................    19,500      363,187
Boeing Co. ..............................................     6,800      360,825
Bristol-Myers Squibb Co. ................................    17,900    1,449,900
Chubb Corp. .............................................     2,900      193,937
Columbia/HCA Healthcare Corp. ...........................    25,828    1,015,363
COMPAQ Computer Corp.* ..................................     7,800      774,150
Computer Associates International, Inc. .................    10,400      579,150
Cooper Tire & Rubber Co. ................................    22,300      490,600
Disney (Walt) Co. .......................................     5,000      401,250
Dover Corp. .............................................    14,850      913,275
Dow Chemical Co. ........................................     6,200      540,175

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
DTE Energy Co. ..........................................  26,700   $    737,588
Dun & Bradstreet Corp. ..................................  14,100        370,125
Electronic Data Systems Corp. ...........................   7,700        315,700
Emerson Electric Co. ....................................  17,600        969,100
Exxon Corp. .............................................  17,400      1,070,100
Fannie Mae ..............................................  24,300      1,060,087
First Chicago NBD Corp. .................................  17,000      1,028,500
Ford Motor Co. ..........................................  16,600        626,650
Fortune Brands, Inc. ....................................  14,500        541,031
Gallaher Group PLC, ADR* ................................  14,500        267,344
Gannett Co., Inc. .......................................   7,000        691,250
General Electric Co. ....................................  11,000        719,125
General RE Corp. ........................................   3,800        691,600
Great Lakes Chemical Corp. ..............................  15,500        811,813
Heinz (H.J.) Co. ........................................  19,000        876,375
Hewlett-Packard Co. .....................................  18,400      1,030,400
Intel Corp. .............................................   2,500        354,531
International Business Machines Corp. ...................   9,400        847,763
Jefferson-Pilot Corp. ...................................   2,600        181,675
Johnson & Johnson .......................................  10,800        695,250
Kimberly-Clark Corp. ....................................  18,200        905,450
Lilly (Eli) & Co. .......................................   7,500        819,844
Lockheed Martin Corp. ...................................   9,616        995,857
Marsh & McLennan Cos., Inc. .............................   8,050        574,569
Mattel, Inc. ............................................  21,200        718,150
McDonald's Corp. ........................................  10,500        507,281
Merck & Co., Inc. .......................................   9,100        941,850
Minnesota Mining & Manufacturing Co. ....................   9,000        918,000
Morgan Stanley, Dean Witter,
 Discover & Co. .........................................  14,850        639,478
Motorola, Inc. ..........................................   5,200        395,200
NationsBank Corp. .......................................  21,662      1,397,199
Norfolk Southern Corp. ..................................   3,500        352,625
Penney (J.C.), Inc. .....................................  13,375        698,008
PepsiCo, Inc. ...........................................  28,350      1,064,897
Phelps Dodge Corp. ......................................   8,500        724,094
Philip Morris Cos., Inc. ................................  29,250      1,297,969
Pitney Bowes, Inc. ......................................   7,900        562,875
Ralston-Purina Group ....................................  12,100        994,469
Raytheon Co. ............................................  20,000      1,020,000
Rite Aid Corp. ..........................................  18,000        897,750
Royal Dutch Petroleum Co. ...............................  27,600      1,500,750
Russell Corp. ...........................................   5,100        151,087
SAFECO Corp. ............................................  18,500        863,719
Salomon, Inc. ...........................................  13,000        723,125
Schering-Plough Corp. ...................................  30,100      1,441,038
Shaw Industries, Inc. ...................................  13,000        138,125
Southern Co. ............................................  25,000        546,875
Southern New England Telecommunications Corp. ...........  23,350        907,731
Texas Utilities Co. .....................................  11,000        378,813
Textron, Inc. ...........................................  20,000      1,327,500

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
INVESCO ADVISOR MULTIFLEX FUND (CONTINUED)
Unifi, Inc. .............................................  10,000   $    373,750
Vulcan Materials Co. ....................................  11,000        863,500
Wachovia Corp. ..........................................  10,000        583,125
Wal-Mart Stores, Inc. ...................................  10,500        355,031
Waste Management, Inc. ..................................  22,500        722,812
Westvaco Corp. ..........................................  18,000        565,875
Whirlpool Corp. .........................................  11,500        627,469
Xerox Corp. .............................................  14,500      1,143,687
York International Corp. ................................  12,500        575,000
                                                                    ------------
                                                                      57,504,065
                                                                    ------------
SMALL CAPITALIZATION EQUITIES 23.59%
Actel Corp.* ............................................   8,400        143,325
Acuson Corp.* ...........................................  18,700        430,100
ACX Technologies, Inc.* .................................  10,200        229,500
Acxiom Corp.* ...........................................  25,400        520,700
ADAC Laboratories .......................................  16,200        382,725
Advanced Technology Laboratories, Inc.* .................  12,500        537,500
Aeroquip-Vickers, Inc. ..................................   7,800        368,550
Airborne Freight Corp. ..................................  11,600        485,750
ALBANK Financial Corp. ..................................  15,840        625,680
Alex Brown, Inc.  .......................................   4,200        296,625
America West Holdings Corp., Cl. B* .....................  13,100        189,950
American Bankers Insurance Group, Inc. . ................  17,600      1,113,200
AmeriSource Health Corp., Cl. A* ........................   4,900        244,388
Amylin Pharmaceuticals, Inc.* ...........................   5,130         70,537
Applebee's International, Inc. ..........................  16,100        430,675
AptarGroup, Inc. ........................................   6,700        303,175
Arvin Industries, Inc. ..................................  17,500        476,875
Ashland Coal, Inc. ......................................   8,300        236,550
Aspen Technologies, Inc.* ...............................   9,600        361,200
Astoria Financial Corp. .................................  22,100      1,049,750
Ballard Medical Products ................................  32,400        650,025
BancTec, Inc.* ..........................................  21,800        565,437
Bell Industries, Inc.* ..................................  11,464        179,125
Berkley (W.R.) Corp. ....................................  11,200        659,400
Bindley Western Industries, Inc. ........................  18,900        433,519
Black Box Corp.* ........................................   4,200        169,050
Blount International, Inc., Cl. A .......................   5,100        217,069
Boole & Babbage, Inc.* ..................................  18,000        382,500
Borg-Warner Automotive, Inc. ............................  14,600        789,313
Brinker International, Inc.* ............................  10,000        142,500
Bristol Hotel Co.* ......................................   2,500         96,250
Brown & Sharpe Manufacturing Co.,
 Cl. A* .................................................   8,400        127,050
Burr-Brown Corp.* .......................................   4,300        148,350
Cabot Oil & Gas Corp., Cl. A ............................  20,100        354,263
Camco International, Inc. ...............................   7,700        421,575
Carlisle Cos., Inc. .....................................  12,800        446,400
Carmike Cinemas, Inc., Cl. A* ...........................  17,000        556,750

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
Carson Pirie Scott & Co.* ...............................   7,800   $    247,650
Carter-Wallace, Inc. ....................................  31,900        570,212
CCB Financial Corp. .....................................   5,100        372,937
Centex Corp. ............................................  28,300      1,149,687
Central Louisiana Electric Co. ..........................   7,600        213,750
Central Maine Power Co. .................................  16,000        198,000
Chart Industries, Inc. ..................................   7,100        194,362
Chesapeake Corp. ........................................  23,200        783,000
CILCORP, Inc. ...........................................   5,500        226,531
CKE Restaurants, Inc. ...................................  22,350        706,819
CMAC Investment Corp. ...................................  10,300        491,825
Coast Savings Financial, Inc.* ..........................  15,600        708,825
Cognex Corp.* ...........................................   9,400        249,100
Commonwealth Energy System ..............................  10,400        248,950
Computer Management Sciences, Inc.* .....................   2,500         51,250
Computer Task Group, Inc. ...............................  24,600        916,350
Coors (Adolph) Co., Cl. B ...............................  20,300        540,487
Cullen/Frost Bankers, Inc. ..............................  26,000      1,101,750
Dallas Semiconductor Corp. ..............................   9,300        365,025
Data General Corp.* .....................................  10,700        278,200
Davox Corp.* ............................................  12,800        457,600
Dean Foods Co. ..........................................  12,100        488,538
Delphi Financial Group, Inc., Cl. A* ....................   6,732        259,182
DeVry, Inc.* ............................................  21,500        580,500
Dexter Corp. ............................................  28,800        921,600
Dionex Corp.* ...........................................   9,100        466,375
E'town Corp. ............................................   5,100        157,463
Earthgrains Co. .........................................   7,800        511,388
Energen Corp. ...........................................  16,500        555,844
Ethan Allen Interiors, Inc. .............................   6,600        376,200
EVI, Inc.* ..............................................   7,400        310,800
Expeditors International of
 Washington, Inc. .......................................  26,800        760,450
Fair Isaac & Co., Inc. ..................................   6,000        267,375
Faulding, Inc.* .........................................     400          4,900
First Michigan Bank Corp. ...............................   6,930        209,633
First Midwest Bancorp, Inc. .............................  11,500        364,406
Fred Meyer, Inc.* .......................................   5,900        304,956
Frontier Insurance Group, Inc. ..........................  10,810        699,948
Fuller (H.B.) Co. .......................................   5,000        275,000
Furniture Brands International, Inc.* ...................  32,700        633,563
G & K Services, Inc., Cl. A .............................  10,900        406,025
Gerber Scientific, Inc. .................................  22,900        452,275
Getchell Gold Corp.* ....................................   5,600        197,400
Gilead Sciences, Inc.* ..................................   7,700        212,712
Guarantee Life Cos., Inc. ...............................  16,700        419,588
Harbinger Corp.* ........................................   9,300        260,400
Hawaiian Electric Industries, Inc. ......................  15,200        587,100
Heartland Express, Inc.* ................................   8,850        207,975
Home Ownership Funding, Pfd. ............................   6,400        624,000
Horace Mann Educators Corp. .............................  10,800        529,200
Houghton Mifflin Co. ....................................   9,200        614,100

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
INVESCO ADVISOR MULTIFLEX FUND (CONTINUED)
ICN Pharmaceuticals, Inc. ...............................   7,200   $    206,550
IDEX Corp. ..............................................  19,200        633,600
IES Industries, Inc. ....................................   8,800        259,600
Illinois Central Corp. ..................................  25,000        873,438
Immunex Corp.* ..........................................  12,500        453,125
Imperial Bancorp* .......................................   8,900        256,988
Imperial Credit Industries, Inc.* .......................  10,500        215,906
Integrated Health Services, Inc. ........................  13,300        512,050
Interface, Inc. .........................................  15,400        340,725
International Multifoods Corp. ..........................  11,600        291,450
Interstate Power Co. ....................................   9,300        266,213
Invacare Corp. ..........................................  34,500        806,437
Ionics, Inc.* ...........................................   4,700        213,850
Jabil Circuit, Inc.* ....................................   5,500        461,312
Jones Medical Industries, Inc. ..........................   4,200        199,500
Keane, Inc.* ............................................   2,900        150,800
Kellwood Co. ............................................  11,300        313,575
Kinetic Concepts, Inc. ..................................  36,600        658,800
Lands' End, Inc.* .......................................  28,200        835,425
Lawyers Title Corp. .....................................  12,300        232,163
Lazara Properties, Inc., Pfd. ...........................   5,000        492,750
Life Re Corp. ...........................................   5,200        242,450
Logicon, Inc. ...........................................   5,200        275,600
Louis Dreyfus Natural Gas Corp.* ........................  24,200        393,250
Luby's Cafeterias, Inc. .................................  10,400        207,350
Magna Group, Inc. .......................................  12,200        423,950
Manitowoc Co., Inc. .....................................   9,900        462,825
McClatchy Newspapers, Inc., Cl. A .......................   7,000        205,625
Medusa Corp. ............................................   8,800        337,700
Methode Electronics, Inc., Cl. A ........................  26,300        522,712
Metromedia International Group, Inc.* ...................   4,800         60,900
Miller (Herman), Inc. ...................................  12,400        446,400
Minnesota Power & Light Co. .............................   8,300        252,113
Multicare Cos., Inc.* ...................................  25,250        691,219
National Data Corp. .....................................   5,700        246,881
National Steel Corp., Cl. B* ............................  24,300        408,544
Nautica Enterprises, Inc.* ..............................  10,100        267,019
NeXstar Pharmaceuticals, Inc.* ..........................   6,800         96,900
Norrell Corp. ...........................................  29,800        983,400
Nortek, Inc.* ...........................................   6,700        161,637
NovaCare, Inc.* .........................................   9,500        131,813
Octel Communications Corp.* .............................   5,000        117,187
ONBANCorp., Inc. ........................................   7,700        392,700
Oneida, Ltd. ............................................  11,500        306,906
ONEOK, Inc. .............................................  10,200        328,313
Orion Capital Corp. .....................................  11,200        826,000
Parker & Parsley Petroleum Co. ..........................  15,700        555,387
Periphonics Corp.* ......................................  16,000        344,000
Perrigo Co.* ............................................  56,400        705,000
Pier 1 Imports, Inc. ....................................   6,500        172,250

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
Poe & Brown, Inc. .......................................  18,200   $    673,400
Precision Castparts Corp. ...............................   5,950        354,769
Presidential Life Corp. .................................  55,800      1,081,125
Primadonna Resorts, Inc.* ...............................  26,500        511,781
Prime Hospitality Corp.* ................................  13,000        256,750
Pulitzer Publishing Co. .................................   6,400        339,200
Pulte Corp. .............................................   6,800        235,025
Quaker Fabric Corp.* ....................................   3,000         49,500
Quanex Corp. ............................................  32,500        997,344
Quick & Reilly Group, Inc. ..............................  33,275        773,644
Raymond James Financial, Inc. ...........................  16,350        447,581
Reliance Group Holdings, Inc. ...........................  49,200        584,250
Remedy Corp.* ...........................................   5,300        212,000
Richfood Holdings, Inc. .................................   3,000         78,000
Robbins & Myers, Inc. ...................................  23,100        750,750
Ross Stores, Inc. .......................................  22,800        745,275
Scotsman Industries, Inc. ...............................   9,000        256,500
Sequa Corp., Cl. A* .....................................   5,500        310,062
ShopKo Stores, Inc. .....................................  15,400        392,700
SIGCORP, Inc. ...........................................  10,950        277,856
Sirrom Capital Corp. ....................................   2,900        100,050
Snyder Oil Corp. ........................................  57,900      1,063,912
Sofamor Danek Group, Inc.* ..............................   8,800        402,600
Sovereign Bancorp .......................................  28,900        440,725
Springs Industries, Inc., Cl. A .........................  11,400        601,350
St. John Knits, Inc. ....................................  12,600        680,400
Standard Commercial Corp.* ..............................  13,534        235,153
Steel Dynamics, Inc.* ...................................   1,800         45,000
Stone & Webster, Inc. ...................................  14,900        636,044
Stratus Computer, Inc.* .................................   6,700        335,000
Structural Dynamics Research Corp.* .....................   4,100        107,625
Symantec Corp.* .........................................   6,400        124,800
Tech Data Corp.* ........................................  12,300        386,681
Technitrol, Inc. ........................................   9,000        246,375
Tesoro Petroleum Corp.* .................................   2,200         32,587
The Sports Authority, Inc.* .............................  18,100        351,819
TheraTech, Inc.* ........................................   3,800         44,650
Tier One Properties, Inc., Pfd. .........................   5,000        498,125
Transaction Systems Architects, Inc.,
 Cl. A* .................................................   8,600        296,700
Tredegar Industries, Inc. ...............................  17,500        971,250
Trigon Healthcare, Inc.* ................................   8,700        210,975
U.S. Home Corp.* ........................................   7,200        191,250
U.S. Trust Corp. ........................................   9,700        457,112
UNC, Inc.* ..............................................  21,600        315,900
United Stationers, Inc.* ................................   3,300         83,325
Universal Corp. .........................................  11,300        358,775
Universal Health Services, Inc., Cl. B* .................  16,800        646,800
U.S. Office Products Co.* ...............................   5,300        161,981
Veritas DGC, Inc.* ......................................   2,500         56,875
Waban, Inc.* ............................................  11,700        376,594
Wang Laboratories, Inc.* ................................  24,500        522,156

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
INVESCO ADVISOR MULTIFLEX FUND (CONTINUED)
Werner Enterprises, Inc. ................................   18,300  $    354,562
West Co., Inc. ..........................................   16,200       463,725
WestPoint Stevens, Inc.* ................................    9,100       356,038
World Fuel Services Corp. ...............................   23,800       520,625
Yellow Corp.* ...........................................   17,800       398,275
Zilog, Inc.* ............................................   22,600       429,400
                                                                    ------------
                                                                      79,639,551
                                                                    ------------
INTERNATIONAL EQUITIES 20.79%
ABN AMRO Holdings N.V., ADR .............................   80,000     1,510,000
Akzo Nobel N.V., ADR ....................................   20,000     1,382,500
Amcor, Ltd., ADR ........................................   40,000     1,050,000
Associated British Foods PLC, ADR .......................  165,000     1,423,834
Astra AB, ADR ...........................................   80,000     1,520,000
Banco Santander SA, ADR .................................   62,700     1,939,781
BASF AG, ADR ............................................   40,000     1,479,452
Bayer AG, ADR ...........................................   27,400     1,053,837
British Airways PLC, ADR ................................   10,000     1,149,375
British Telecommunications PLC, ADR .....................   20,000     1,485,000
Carlton Communications PLC, ADR .........................   35,000     1,505,000
Cemex SA, "B", ADR ......................................   80,000       770,000
Compagnie Cervecerias Unidas SA, ADR ....................   45,000       987,187
Credit Suisse Group, ADR ................................   50,000     1,607,675
Dai Nippon Printing Co., Ltd., ADR ......................    7,000     1,584,310
Den Danske Bank, ADR ....................................   14,000     1,363,954
Deutsche Bank AG, ADR ...................................   20,000     1,169,560
Development Bank of
 Singapore, Ltd., ADR ...................................   30,000     1,510,500
Empresa Nacional
 de Electricidad SA, ADR ................................   18,000     1,531,125
Fuji Photo Film Co., Ltd., ADR ..........................   44,000     1,776,500
Glaxo Wellcome PLC, ADR .................................   35,000     1,463,438
Groupe Danone, ADR ......................................   35,000     1,157,733
Hitachi, Ltd., ADR ......................................   12,000     1,356,000
Hong Kong Electric Holdings, Ltd., ADR ..................  200,000       805,440
HSBC Holdings PLC, ADR ..................................    5,000     1,503,752
Istituto Mobiliare Italiano SA, ADR .....................   35,000       953,750
Kirin Brewery Co., Ltd., ADR ............................   12,000     1,248,000
Konica Corp., ADR .......................................   18,000     1,149,840
Kyocera Corp., ADR ......................................    9,000     1,431,000
LVMH (Moet Hennessy Louis
 Vuitton), ADR ..........................................   20,000     1,077,500
Matsushita Electric
 Industrial Co., Ltd., ADR ..............................    6,000     1,227,000
National Australia Bank, Ltd., ADR ......................   25,000     1,782,813
Nestle SA, ADR ..........................................   27,000     1,783,517
Norsk Hydro A/S, ADR ....................................   30,000     1,625,625
Novartis AG, ADR ........................................   26,666     2,136,480
Novo Nordisk A/S, ADR ...................................   30,000     1,646,250
Portugal Telecommunications SA, ADR .....................   30,000     1,203,750

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
PowerGen PLC, ADR .......................................   30,000  $  1,455,000
Repsol SA, ADR ..........................................   27,000     1,145,813
Rio Tinto, Ltd., ADR* ...................................   24,000     1,623,905
RWE AG, ADR .............................................   27,000     1,162,099
Sekisui House, Ltd., ADR ................................   10,000     1,013,700
Shell Transport & Trading Co., ADR ......................   12,500     1,571,875
Societe Generale, ADR ...................................   60,000     1,340,839
Stet Societa Finanziaria Telefonica SA, ADR..............   30,000     1,751,250
Sun Hung Kai Properties, Ltd., ADR ......................   85,000     1,023,094
Telefonica de Espana, ADR ...............................   20,000     1,725,000
Telefonos de Mexico SA, "L", ADR ........................   15,000       716,250
Total SA, ADR ...........................................   30,000     1,522,500
Unilever N.V., PLC ......................................    8,000     1,712,500
Vitro SA, ADR* ..........................................    1,160        13,050
Volvo AB, ADR ...........................................   40,000     1,070,000
                                                                    ------------
                                                                      70,198,353
                                                                    ------------
REAL ESTATE EQUITIES 18.60%
American General Hospitality Corp. ......................  103,300     2,556,675
Arden Realty Group, Inc. ................................   56,900     1,479,400
Bay Apartment Communities, Inc. .........................   40,600     1,502,200
Beacon Properties Corp. .................................   88,800     2,963,700
Cali Realty Corp. .......................................   54,200     1,842,800
CBL & Associates Properties, Inc. .......................   79,600     1,910,400
Chelsea GCA Realty, Inc. ................................   32,200     1,223,600
Duke Realty Investments, Inc. ...........................   33,200     1,344,600
Equity Residential Properties Trust .....................   51,500     2,446,250
Essex Property Trust, Inc. ..............................   75,500     2,425,437
Excel Realty Trust, Inc. ................................   35,500       936,312
FelCor Suite Hotels, Inc. ...............................   75,800     2,823,550
First Industrial Realty Trust, Inc. .....................   79,000     2,310,750
Gables Residential Trust ................................   60,100     1,517,525
General Growth Properties Trust .........................    5,600       187,600
Glenborough Realty Trust, Inc. ..........................   19,100       482,275
Healthcare Realty Trust, Inc. ...........................   51,000     1,421,625
Highwoods Properties, Inc. ..............................   38,100     1,219,200
JDN Realty Corp. ........................................   58,100     1,815,625
JP Realty, Inc. .........................................   25,700       697,112
Kilroy Realty Corp. .....................................   60,700     1,532,675
Kimco Realty Corp. ......................................   28,050       890,588
Koger Equity, Inc. ......................................   83,000     1,514,750
Liberty Property Trust ..................................  102,900     2,559,637
Merry Land & Investment Co., Inc. .......................   69,300     1,502,944
MGI Properties, Inc. ....................................   69,900     1,542,169
Nationwide Health Properties, Inc. ......................   35,900       789,800
Parkway Properties, Inc. ................................   26,600       714,875
Patriot American Hospitality, Inc. ......................  132,900     3,388,950
Prentiss Properties Trust ...............................   76,500     1,960,313
Price REIT, Inc. ........................................   33,000     1,200,375
Public Storage, Inc. ....................................   77,900     2,278,575
RFS Hotel Investors, Inc. ...............................   55,500       999,000
Security Capital Industrial Trust .......................   26,500       569,750

---------------------------------------------------------------------------------
                                                           Shares or
                                                           Principal
Description                                                 Amount      Value
---------------------------------------------------------------------------------
INVESCO ADVISOR MULTIFLEX FUND (CONTINUED)
Shurgard Storage Centers, Inc. ...........................    33,100 $    926,800
Simon DeBartolo Group, Inc. ..............................    71,600    2,291,200
Spieker Properties, Inc. .................................    23,200      816,350
Starwood Lodging Trust ...................................    28,350    1,210,191
Sun Communities, Inc. ....................................    24,000      805,500
Sunstone Hotel Investors, Inc. ...........................    64,900      941,050
TriNet Corporate Realty Trust, Inc. ......................    38,300    1,266,294
                                                                     ------------
                                                                       62,808,422
                                                                     ------------
TOTAL COMMON STOCKS
 (Cost $206,152,617) .....................................            270,150,391
                                                                     ------------
FIXED INCOME SECURITIES 17.64%
U.S. GOVERNMENT OBLIGATIONS 9.73%
U.S. TREASURY NOTES
 5.500%, 09/30/1997 ...................................... 2,400,000    2,400,000
 5.750%, 09/30/1997 ...................................... 1,550,000    1,550,969
 5.875%, 08/15/1998 ...................................... 3,300,000    3,298,970
 5.875%, 10/31/1998 ...................................... 2,300,000    2,297,125
 6.875%, 07/31/1999 ......................................   800,000      811,750
 7.750%, 12/31/1999 ...................................... 1,655,000    1,713,959
 6.250%, 05/31/2000 ...................................... 1,700,000    1,701,063
 6.125%, 09/30/2000 ...................................... 1,150,000    1,144,610
 6.250%, 02/15/2003 ...................................... 1,425,000    1,413,868
 7.250%, 08/15/2004 ...................................... 1,010,000    1,052,925
 6.875%, 05/15/2006 ...................................... 5,725,000    5,843,078
 8.750%, 05/15/2017 ...................................... 3,095,000    3,723,672
 7.875%, 02/15/2021 ...................................... 5,300,000    5,906,188
                                                                     ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $32,543,572) ......................................             32,858,177
                                                                     ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 3.86%
Fannie Mae
 6.500%, 04/30/1999 ...................................... 1,000,000    1,000,651
Federal Home Loan Bank
 6.075%, 01/22/1999 ...................................... 2,000,000    1,998,826
Federal Home Loan Mortgage Corp.,
 Pool #380070, 9.000%, 01/01/2005 ........................   305,675      317,233
Federal Home Loan Mortgage Corp.,
 1506 E PAC, 5.700%, 04/15/2005 .......................... 1,000,000      984,020
Federal Home Loan Mortgage Corp.,
 185 E PAC, 9.000%, 08/15/2006 ...........................   903,440      934,681
Federal Home Loan Mortgage Corp.,
 Pool #554938, 8.000%, 08/01/2017 ........................   339,496      347,241
Federal National Mortgage Assn.,
 1992-152 J PAC, 7.000%, 05/25/2006 ......................   810,000      813,937
Federal National Mortgage Assn.,
 1992-24 H PAC, 7.500%, 11/25/2006 ....................... 1,000,000    1,016,190
Federal National Mortgage Assn.,
 1994-85 K, 6.000%, 06/25/2009 ...........................   652,384      615,192

-------------------------------------------------------------------------------
                                                         Shares or
                                                         Principal
Description                                               Amount      Value
-------------------------------------------------------------------------------
Federal National Mortgage Assn.,
 Pool #190723, 6.000%, 04/01/2024 ...................... 2,008,627 $  1,868,656
FHA/VA, Pool #140283
 6.500%, 08/01/2003 ....................................   377,647      373,724
Government National Mortgage Assn., 1996-13 G, 7.000%,
 01/16/2007 ............................................ 1,000,000    1,006,210
Government National Mortgage Assn.,
 Pool #398551, 6.500%, 04/15/2026 ......................   832,985      796,284
Government National Mortgage Assn.,
 Pool #422835, 6.500%, 05/15/2026 ...................... 1,002,999      958,807
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $13,032,589) ....................................             13,031,652
                                                                   ------------
ASSET BACKED SECURITIES 1.91%
ContiMortgage Home Equity Loan Trust,
 1995-4 A4, 6.330%, 10/15/2010 .........................   605,000      605,091
ContiMortgage Home Equity Loan Trust,
 1997-1 A3, 6.480%, 01/15/2012 ......................... 1,000,000    1,000,050
First Plus Home Loan Trust,
 1997-1 A2, 6.280%, 09/10/2006 ......................... 1,000,000    1,001,740
IMC Home Equity Loan Trust,
 1997-3 A3, 6.710%, 01/20/2012 ......................... 1,500,000    1,500,469
NationsBank Auto Owner Trust
 6.375%, 07/15/2006 .................................... 1,325,000    1,331,598
Premier Auto Trust,
 1996-4 A3, 6.200%, 11/06/2000 ......................... 1,000,000    1,002,710
                                                                   ------------
TOTAL ASSET BACKED SECURITIES
 (Cost $6,425,898) .....................................              6,441,658
                                                                   ------------
CORPORATE BONDS 2.14%
Associates Corp., N.A.,
 7.750%, 02/15/2005 .................................... 1,200,000    1,271,881
BellSouth Telecommunications, Inc.,
 5.850%, 11/15/2045 .................................... 1,000,000      988,417
Beneficial Corp., 8.400%, 05/15/2008 ................... 1,000,000    1,115,673
General Electric Capital Corp.,
 5.800% (Variable Rate), 04/01/2008 .................... 1,200,000    1,289,654
GTE Corp., 10.250%, 11/01/2020 .........................   620,000      708,819
Motorola, Inc., 8.400%, 08/15/2031 .....................   735,000      848,536
Spieker Properties, Inc.,
 6.950%, 12/15/2002 ....................................   325,000      321,459
U.S. West Capital Funding Corp.,
 6.310%, 11/01/2005 ....................................   675,000      666,396
                                                                   ------------
TOTAL CORPORATE BONDS
 (Cost $7,163,175) .....................................              7,210,835
                                                                   ------------
TOTAL FIXED INCOME SECURITIES
 (Cost $59,165,234) ....................................             59,542,322
                                                                   ------------

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
INVESCO ADVISOR MULTIFLEX FUND (CONTINUED)
SHORT TERM INVESTMENTS 2.35%
UMB Bank, N.A., Money Market Fiduciary+, 4.290% ......... 7,949,700 $  7,949,700
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $7,949,700) ......................................              7,949,700
                                                                    ------------
TOTAL INVESTMENTS
 (100.00%) (Cost $273,267,551#) .........................           $337,642,413
                                                                    ============
INVESCO ADVISOR INTERNATIONAL VALUE FUND
COMMON STOCKS 95.98%
BASIC MATERIALS 5.35%
BASF AG, ADR ............................................    40,000  $ 1,479,452
Cemex SA, "B", ADR ......................................   125,000    1,203,713
Rio Tinto, Ltd., ADR* ...................................    27,000    1,826,893
                                                                    ------------
                                                                       4,510,058
                                                                    ------------
CONSUMER CYCLICAL 2.83%
Canon, Inc., ADR ........................................    12,000    1,638,000
Marui, Ltd., ADR ........................................    20,000      744,558
                                                                    ------------
                                                                       2,382,558
                                                                    ------------
CONSUMER STAPLES 19.43%
Amcor, Ltd., ADR ........................................    50,000    1,312,500
Associated British Foods PLC, ADR .......................   195,000    1,682,714
Dai Nippon Printing Co., Ltd., ADR ......................     9,000    2,037,053
Glaxo Wellcome PLC, ADR .................................    40,000    1,672,500
Groupe Danone, ADR ......................................    50,000    1,653,905
J. Sainsbury PLC, ADR ...................................    60,000    1,455,600
Kirin Brewery Co., Ltd., ADR ............................    15,000    1,560,000
LVMH (Moet-Hennessy Louis
 Vuitton), ADR ..........................................    20,000    1,077,500
Nestle SA, ADR ..........................................    30,000    1,981,686
Unilever N.V., PLC ......................................     9,000    1,926,562
                                                                    ------------
                                                                      16,360,020
                                                                    ------------
DIVERSIFIED 14.84%
Akzo Nobel N.V., ADR ....................................    25,000    1,728,125
Bayer AG, ADR ...........................................    30,000    1,153,836
Elf Aquitaine SA, ADR ...................................    30,000    1,633,125
Kyocera Corp., ADR ......................................    10,000    1,590,000
Norsk Hydro A/S, ADR ....................................    30,000    1,625,625
Novo-Nordisk A/S, ADR ...................................    35,000    1,920,625
RWE AG, ADR .............................................    40,000    1,721,628
Swire Pacific, Ltd., ADR ................................   125,000    1,125,388
                                                                    ------------
                                                                      12,498,352
                                                                    ------------

--------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
--------------------------------------------------------------------------------
ENERGY 4.34%
Repsol SA, ADR ..........................................   40,000  $  1,697,500
Royal Dutch Petroleum Co. ...............................   36,000     1,957,500
                                                                    ------------
                                                                       3,655,000
                                                                    ------------
ELECTRONICS 5.84%
Carlton Communications PLC, ADR .........................   40,000     1,720,000
Fuji Photo Film Co., Ltd., ADR ..........................   40,000     1,615,000
Hitachi, Ltd., ADR ......................................   14,000     1,582,000
                                                                    ------------
                                                                       4,917,000
                                                                    ------------
FINANCE 19.80%
Banco Santander SA, ADR .................................   60,000     1,856,250
Den Danske Bank, ADR ....................................   20,000     1,948,506
Deutshe Bank AG, ADR ....................................   30,000     1,732,500
Development Bank of
 Singapore, Ltd., ADR ...................................   35,000     1,762,250
HSBC Holdings PLC, ADR ..................................    7,000     2,105,253
ING Groep N.V., ADR .....................................   45,000     2,086,875
Istituto Mobiliare Italiano, ADR ........................   55,000     1,498,750
National Australia Bank, Ltd., ADR ......................   30,000     2,139,375
Societe Generale Paris, ADR .............................   69,000     1,541,964
                                                                    ------------
                                                                      16,671,723
                                                                    ------------
PHARMACEUTICALS 5.18%
Astra AB, "A", ADR ......................................  104,667     1,988,673
Astra AB, "B", ADR ......................................    5,333        95,994
Novartis AG, ADR ........................................   28,466     2,278,686
                                                                    ------------
                                                                       4,363,353
                                                                    ------------
REAL ESTATE & HOUSING 2.63%
Sekisui House, Ltd., ADR ................................   10,000     1,013,719
Sun Hung Kai Properties, Ltd., ADR ......................  100,000     1,203,640
                                                                    ------------
                                                                       2,217,359
                                                                    ------------
TELECOMMUNICATIONS 9.15%
British Telecommunications PLC, ADR .....................   25,000     1,856,250
Stet Societa Finanziaria
 Telefonica SA, ADR .....................................   35,000     2,043,125
Telecomunicacoes Brasileiras SA, ADR ....................    8,000     1,214,000
Telefonica de Espana, ADR ...............................   19,000     1,638,750
Telefonos de Mexico SA, "L", ADR ........................   20,000       955,000
                                                                    ------------
                                                                       7,707,125
                                                                    ------------
TRANSPORTATION & SERVICES 2.05%
British Airways PLC, ADR ................................   15,000     1,724,062
                                                                    ------------

-------------------------------------------------------------------------------
                                                         Shares or
                                                         Principal
Description                                               Amount      Value
-------------------------------------------------------------------------------
INVESCO ADVISOR INTERNATIONAL VALUE FUND (CONTINUED)
UTILITIES 4.54%
Empresa Nacional
 de Electridad SA, ADR .................................    25,000  $ 2,126,562
PowerGen PLC, ADR ......................................    35,000    1,697,500
                                                                   ------------
                                                                      3,824,062
                                                                   ------------
TOTAL COMMON STOCKS
 (Cost $64,974,353) ....................................             80,830,672
                                                                   ------------
SHORT TERM INVESTMENTS 4.02%
UMB Bank, N.A., Money Market Fiduciary+, 4.290% ........ 3,388,746    3,388,746
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $3,388,746) .....................................              3,388,746
                                                                   ------------
TOTAL INVESTMENTS
 (100.00%) (Cost $68,363,099#) .........................           $ 84,219,418
                                                                   ============

The Fund's Portfolio of Investments at June 30, 1997, was concentrated in the following countries:

                                                            % OF       MARKET
                        COUNTRY                          INVESTMENTS    VALUE
--------------------------------------------------------------------------------
Australia...............................................     6.27%   $ 5,278,768
Brazil..................................................     1.44%     1,214,000
Denmark.................................................     2.28%     1,920,625
France..................................................     7.01%     5,906,494
Germany.................................................     7.23%     6,087,416
Great Britain...........................................    16.52%    13,913,879
Hong Kong...............................................     1.33%     1,125,388
Italy...................................................     4.21%     3,541,875
Japan...................................................    15.42%    12,983,970
Mexico..................................................     1.13%       955,000
Netherlands.............................................    11.46%     9,647,568
Norway..................................................     1.93%     1,625,625
Singapore...............................................     2.09%     1,762,250
Spain...................................................    10.12%     8,522,775
Sweden..................................................     2.48%     2,084,667
Switzerland.............................................     5.06%     4,260,372
United States...........................................     4.02%     3,388,746
                                                           ------    -----------
TOTAL...................................................   100.00%   $84,219,418
                                                           ======    ===========

--------------------------------------------------------------------------------
                                                           Shares or
                                                           Principal
Description                                                 Amount      Value
--------------------------------------------------------------------------------
INVESCO ADVISOR REAL ESTATE FUND
COMMON STOCKS 94.66%
DIVERSIFIED 6.72%
First Union Real Estate Investments.......................  25,000   $   353,125
Glenborough Realty Trust, Inc.............................  13,300       335,825
MGI Properties, Inc.......................................  27,900       615,544
Trizec Hahn Corp..........................................  41,000       876,375
                                                                     -----------
                                                                       2,180,869
                                                                     -----------
FINANCE 1.54%
AMRESCO, Inc.*............................................  23,300       500,950
                                                                     -----------
HEALTHCARE 1.96%
Healthcare Realty Trust, Inc..............................  22,800       635,550
                                                                     -----------
INDUSTRIAL 17.81%
Bedford Property Investors, Inc. .........................  45,800       921,725
Duke Realty Investments, Inc..............................  18,050       731,025
First Industrial Realty Trust, Inc........................  34,700     1,014,975
Liberty Property Trust....................................  44,450     1,105,694
Prentiss Properties Trust.................................  35,900       919,937
Servico, Inc.*............................................  35,200       523,600
TriNet Corporate Realty Trust, Inc........................  17,100       565,369
                                                                     -----------
                                                                       5,782,325
                                                                     -----------
MORTGAGE BACKED SECURITIES 1.38%
Capstead Mortgage Corp....................................  18,200       449,312
                                                                     -----------
OFFICE 18.46%
Arden Realty Group, Inc. .................................  31,100       808,600
Beacon Properties Corp....................................  42,050     1,403,419
Cali Realty Corp..........................................  26,700       907,800
Highwoods Properties, Inc.................................   9,050       289,600
Kilroy Realty Corp........................................  33,700       850,925
Koger Equity, Inc.........................................  39,100       713,575
Parkway Properties, Inc...................................  22,700       610,062
Spieker Properties, Inc...................................  11,600       408,175
                                                                     -----------
                                                                       5,992,156
                                                                     -----------
RECREATION 15.31%
American General Hospitality Corp. .......................  37,400       925,650
FelCor Suite Hotels, Inc..................................  32,700     1,218,075
Patriot American Hospitality, Inc.........................  63,500     1,619,250
RFS Hotel Investors, Inc. ................................  25,100       451,800
Starwood Lodging Trust....................................  10,800       461,025
Sunstone Hotel Investors, Inc.............................  20,400       295,800
                                                                     -----------
                                                                       4,971,600
                                                                     -----------
RESIDENTIAL 13.59%
Bay Apartment Communities, Inc............................  19,500       721,500
Equity Residential Properties Trust.......................  20,800       988,000

--------------------------------------------------------------------------------
                                                           Shares or
                                                           Principal
Description                                                 Amount      Value
--------------------------------------------------------------------------------
INVESCO ADVISOR REAL ESTATE FUND (CONTINUED)
Essex Property Trust, Inc. ...............................    31,600 $ 1,015,150
Gables Residential Trust .................................    25,250     637,563
Merry Land & Investment Co., Inc. ........................    25,800     559,537
Sun Communities, Inc. ....................................    14,600     490,013
                                                                     -----------
                                                                       4,411,763
                                                                     -----------
RETAIL 13.68%
CBL & Associates Properties, Inc. ........................    27,550     661,200
Chelsea GCA Realty, Inc. .................................     6,200     235,600
Excel Realty Trust, Inc. .................................    18,200     480,025
General Growth Properties, Inc. ..........................    22,000     737,000
JDN Realty Corp. .........................................    13,600     425,000
Kimco Realty Corp. .......................................    13,950     442,913
Price REIT, Inc. .........................................    14,700     534,712
Simon DeBartolo Group, Inc. ..............................    28,900     924,800
                                                                     -----------
                                                                       4,441,250
                                                                     -----------
SELF-STORAGE 4.21%
Public Storage, Inc. .....................................    29,700     868,725
Shurgard Storage Centers, Inc. ...........................    17,750     497,000
                                                                     -----------
                                                                       1,365,725
                                                                     -----------
TOTAL COMMON STOCKS
 (Cost $25,930,593) ......................................            30,731,500
                                                                     -----------
SHORT TERM INVESTMENTS 5.34%
UMB Bank, N.A., Money Market
 Fiduciary+, 4.290% ...................................... 1,733,324   1,733,324
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS
 (Cost $1,733,324) .......................................             1,733,324
                                                                     -----------
TOTAL INVESTMENTS
 (100.00%) (Cost $27,663,917#) ...........................           $32,464,824
                                                                     ===========

--------------------------------------------------------------------------------
                                                           Shares or
                                                           Principal
Description                                                 Amount      Value
--------------------------------------------------------------------------------
INVESCO ADVISOR INCOME FUND
FIXED INCOME SECURITIES 98.84%
U.S. GOVERNMENT OBLIGATIONS 69.93%
U.S. TREASURY NOTES
 8.500%, 07/15/1997 ...................................... 2,000,000 $ 2,002,500
 6.125%, 03/31/1998 ...................................... 1,600,000   1,605,000
 8.000%, 08/15/1999 ...................................... 1,000,000   1,036,875
 6.375%, 01/15/2000 ...................................... 2,000,000   2,010,626
 7.500%, 11/15/2001 ...................................... 1,500,000   1,563,282
 6.375%, 08/15/2002 ...................................... 1,500,000   1,499,063
 6.250%, 02/15/2003 ...................................... 1,800,000   1,785,938
 10.750%, 08/15/2005 ..................................... 1,250,000   1,576,172
 9.375%, 02/15/2006 ...................................... 1,000,000   1,185,313
 9.250%, 02/15/2016 ...................................... 1,200,000   1,501,500
 7.250%, 08/15/2022 ...................................... 1,100,000   1,147,782
                                                                     -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $17,121,232).......................................            16,914,051
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 18.00%
FEDERAL HOME LOAN MORTGAGE CORP.
 12.000%, 04/01/2000 Pool #20009 .........................     5,161       5,511
 6.500%, 07/01/2001 Gold
  Pool #G50362 ...........................................   464,432     461,820
 8.000%, 10/01/2010 Gold
  Pool #G10518 ...........................................   662,560     680,987
                                                                     -----------
                                                                       1,148,318
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSN.
 6.000%, 01/01/2009 Pool #50973 ..........................    67,421      64,956
 6.000%, 04/01/2024 Pool #190723 .........................    89,357      83,130
                                                                     -----------
                                                                         148,086
                                                                     -----------
GOVERNMENT NATIONAL MORTGAGE ASSN.
 6.000%, 10/15/2008 Pool #360191 .........................   467,729     451,651
 6.500%, 10/15/2008 Pool #354668 .........................   739,277     727,726
 7.000%, 10/15/2008 Pool #366622 .........................   743,562     744,491
 6.000%, 11/15/2008 Pool #370907 .........................   337,290     325,695
 7.500%, 03/15/2026 Pool #417287 .........................   803,778     805,790
                                                                     -----------
                                                                       3,055,353
                                                                     -----------
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS
 (Cost $4,456,688) .......................................             4,351,757
                                                                     -----------

-------------------------------------------------------------------------------
                                                          Shares or
                                                          Principal
Description                                                Amount      Value
-------------------------------------------------------------------------------
INVESCO ADVISOR INCOME FUND (CONTINUED)
CORPORATE BONDS 10.91%
FINANCE 4.07%
Commercial Credit Co.,
 5.550%, 02/15/2001 .....................................  500,000  $   481,468
National City Corp.,
 7.200%, 05/15/2005 .....................................  500,000      504,478
                                                                    -----------
                                                                        985,946
                                                                    -----------
INDUSTRIAL 6.84%
Waste Management, Inc.,
 6.375%, 07/01/1997 .....................................  500,000      500,000
Ford Motor Credit Co.,
 9.250%, 06/15/1998 .....................................   35,000       36,019
Ford Motor Credit Co.,
 7.500%, 11/15/1999 .....................................  500,000      510,849
Rockwell International, Inc.,
 6.625%, 06/01/2005 .....................................  500,000      492,171
GTE Corp.,
 10.250%, 11/01/2020 ....................................  100,000      114,326
                                                                    -----------
                                                                      1,653,365
                                                                    -----------
TOTAL CORPORATE BONDS
 (Cost $2,678,668) ......................................             2,639,311
                                                                    -----------
TOTAL FIXED INCOME SECURITIES
 (Cost $24,256,588) .....................................            23,905,119
                                                                    -----------
SHORT TERM INVESTMENTS 1.16%
UMB Bank, N.A., Money Market
 Fiduciary+, 4.290% .....................................  281,734      281,734
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
 (Cost $281,734).........................................               281,734
                                                                    -----------
TOTAL INVESTMENTS
 (100.00%) (Cost $24,538,322#)...........................           $24,186,853
                                                                    ===========

--------------------------------------------------------------------------------
                                                  Effective Shares or
                                                  Interest  Principal
Description                                        Rate %    Amount     Value
--------------------------------------------------------------------------------
INVESCO ADVISOR CASH MANAGEMENT FUND
SHORT-TERM INVESTMENTS 100.00%
COMMERCIAL PAPER 98.56%
Abbott Laboratories 07/01/1997 ..................   5.500    400,000  $  400,000
Potomac Electric Power Co. 07/01/1997 ...........   5.630    400,000     400,000
General Electric Credit Corp. 07/03/1997 ........   5.570    400,000     399,876
Cargill, Inc. 07/07/1997 ........................   5.550    400,000     399,630
New York Times Co.
 07/07/1997 .....................................   5.620    245,000     244,771
PACCAR Financial Corp. 07/07/1997 ...............   5.500    400,000     399,634
Donnelley (R.R.) & Sons Co. 07/07/1997 ..........   5.520    327,000     326,699
U.S. Borax, Inc. 07/07/1997 .....................   5.520    400,000     399,632
Pacific Bell Co. 07/09/1997 .....................   5.500    400,000     399,511
Southern California Edison Co. 07/09/1997 .......   5.510    400,000     399,510
Met Life Funding, Inc.
 07/10/1997 .....................................   5.570    400,000     399,443
BellSouth Telecommunications, Inc.
 07/11/1997 .....................................   5.480    400,000     399,391
Greenwich Funding Corp. 07/11/1997 ..............   5.560    450,000     449,305
Kellogg Co. 07/11/1997 ..........................   5.500    300,000     299,542
Monsanto Co. 07/11/1997 .........................   5.600    400,000     399,378
Chubb Capital Corp. 07/14/1997 ..................   5.510    400,000     399,204
National Rural Utilities Cooperative
 07/21/1997 .....................................   5.520    400,000     398,773
Idaho Power Co. 07/24/1997 ......................   5.530    400,000     398,587
DuPont (E.I.) de Nemours Co. 07/28/1997 .........   5.520    400,000     398,344
Disney (Walt) Co. 07/28/1997 ....................   5.480    400,000     398,356
Pacific Gas & Electric Co. 08/11/1997 ...........   5.540    400,000     397,476
Alabama Power Co. 08/15/1997 ....................   5.540    400,000     397,230
                                                                      ----------
TOTAL COMMERCIAL PAPER
 (Cost $8,504,292) ..............................                      8,504,292
                                                                      ----------

-------------------------------------------------------------------------------
                                                       Shares or
                                                       Principal
Description                                             Amount     Value
-------------------------------------------------------------------------------
INVESCO ADVISOR CASH MANAGEMENT FUND (CONTINUED)
OTHER SECURITIES 1.44%
UMB Bank, N.A., Money Market Fiduciary+ 4.290% (Cost
 $124,295) ...........................................  124,295  $  124,295
                                                                 ----------
TOTAL INVESTMENTS
 (100.00%) (Cost $8,628,587#).........................           $8,628,587
                                                                 ==========

* SECURITY IS NON-INCOME PRODUCING.
ADR REPRESENTS AMERICAN DEPOSITARY RECEIPTS.
+ PRINCIPAL AND INTEREST ARE PAYABLE ON DEMAND.
# ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.
   The accompanying notes are an integral part of these financial statements.

INVESCO Advisor Funds, Inc.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(unaudited)

                                                                   INTERNATIONAL                             CASH
                              FLEX         EQUITY      MULTIFLEX       VALUE     REAL ESTATE   INCOME     MANAGEMENT
                              FUND          FUND          FUND         FUND         FUND        FUND         FUND
                          -------------------------------------------------------------------------------------------
ASSETS
Investment securities:
 At cost................  $410,224,755  $ 99,215,703  $273,267,551  $68,363,099  $27,663,917 $24,538,322   $8,628,587
                          -------------------------------------------------------------------------------------------
                          -------------------------------------------------------------------------------------------
 At value...............  $568,231,496  $159,879,045  $337,642,413  $84,219,418  $32,464,824 $24,186,853   $8,628,587
Cash....................             0             0        37,433       51,467            0           0        3,714
Receivables:
 Investment securities
  sold..................             0             0     8,180,631            0      343,801           0            0
 Fund shares sold.......     1,261,753       762,544       711,519    1,098,748      180,662       7,985            0
 Dividends and interest.     3,957,404       303,819     1,907,050      281,502      276,684     508,017          812
Other assets............         9,740         3,647         3,851            0          748       2,152          273
                          -------------------------------------------------------------------------------------------
TOTAL ASSETS............   573,460,393   160,949,055   348,482,897   85,651,135   33,266,719  24,705,007    8,633,386
                          -------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Distributions to
  shareholders..........             0             0             0            0            0           0        9,215
 Investment securities
  purchased.............             0             0    13,827,355      684,580      510,400           0            0
 Fund shares
  repurchased...........       381,329       110,405       138,441      186,484       20,080      67,969            0
 Other..................     1,074,818       300,860       676,106      167,624       60,613      32,873        6,704
                          -------------------------------------------------------------------------------------------
TOTAL LIABILITIES.......     1,456,147       411,265    14,641,902    1,038,688      591,093     100,842       15,919
                          -------------------------------------------------------------------------------------------
NET ASSETS..............  $572,004,246  $160,537,790  $333,840,995  $84,612,447  $32,675,626 $24,604,165   $8,617,467
                          ===========================================================================================
NET ASSETS
Paid-in capital.........  $402,935,567  $ 92,067,459  $257,169,297  $67,579,267  $27,202,696 $25,946,358   $8,618,777
Accumulated
 undistributed
 (overdistributed) net
 investment income......       (22,863)      (45,693)      107,269      (48,015)      19,325     (47,011)           0
Accumulated net realized
 gain (loss) on
 investments............    11,084,801     7,852,682    12,189,567    1,224,876      652,698    (943,713)      (1,310)
Unrealized net
 appreciation
 (depreciation) of
 investments............   158,006,741    60,663,342    64,374,862   15,856,319    4,800,907    (351,469)           0
                          -------------------------------------------------------------------------------------------
NET ASSETS..............  $572,004,246  $160,537,790  $333,840,995  $84,612,447  $32,675,626 $24,604,165   $8,617,467
                          ===========================================================================================
CLASS A SHARES:
Net assets..............  $  6,303,612  $  1,458,220  $  2,615,782  $ 2,059,015  $ 1,430,622 $    29,581   $  135,774
                          ===========================================================================================
Shares outstanding......        84,618        15,430        45,713       33,623       24,486         611      135,777
                          ===========================================================================================
NET ASSET VALUE PER
 SHARE..................  $      74.50  $      94.51  $      57.22  $     61.24  $     58.43 $     48.43   $     1.00
                          ===========================================================================================
Offering price per share
 (net asset value plus
 sales charge)*.........  $      78.84  $     100.01  $      60.55  $     64.80  $     61.34 $     50.85   $     1.00
                          ===========================================================================================
CLASS C SHARES:
Net assets..............  $565,700,634  $159,079,570  $331,225,213  $82,553,432  $31,245,004 $24,574,584   $8,481,693
                          ===========================================================================================
Shares outstanding......     7,575,046     1,678,737     5,771,985    1,348,100      533,780     506,313    8,482,329
                          ===========================================================================================
NET ASSET VALUE PER
 SHARE..................  $      74.68  $      94.76  $      57.38  $     61.24  $     58.54 $     48.54   $     1.00
                          ===========================================================================================

*Sales charge of 5.50% of offering price for all funds except Real Estate and Income which is 4.75% of offering price.

   The accompanying notes are an integral part of these financial statements.

INVESCO Advisor Funds, Inc.
STATEMENT OF OPERATIONS
Six Months Ended June 30, 1997 (unaudited)

                                                               INTERNATIONAL                           CASH
                             FLEX       EQUITY      MULTIFLEX      VALUE     REAL ESTATE  INCOME    MANAGEMENT
                             FUND        FUND         FUND         FUND         FUND       FUND        FUND
                           -----------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends...............  $ 4,135,865 $ 1,439,020  $ 3,351,201  $ 1,056,237  $  606,330  $       0   $      0
Interest................    5,929,497     169,584    1,892,570       61,342      30,636    870,766    257,910
                           -----------------------------------------------------------------------------------
 TOTAL INCOME...........   10,065,362   1,608,604    5,243,771    1,117,579     636,966    870,766    257,910
                           -----------------------------------------------------------------------------------
EXPENSES
Investment advisory fees
 (Note 2)...............    1,950,595     546,565    1,455,688      330,700     119,030     80,946     23,624
Distribution fees--Class
 A (Note 2).............        3,239         471        1,367          750         809         50          0
Distribution fees--Class
 C (Note 2).............    2,587,837     726,872    1,450,221      327,699     129,019     74,599          0
Directors fees &
 expenses (Note 2)......       44,410      12,446       24,456        5,506       1,995      2,182        642
Operating services fees
 (Note 2)...............    1,164,099     327,939      607,070      148,815      59,515     56,040     21,261
                           -----------------------------------------------------------------------------------
 TOTAL EXPENSES.........    5,750,180   1,614,293    3,538,802      813,470     310,368    213,817     45,527
Less: Advisory fee
 waiver.................            0           0            0            0           0    (31,132)         0
                           -----------------------------------------------------------------------------------
NET EXPENSES............    5,750,180   1,614,293    3,538,802      813,470     310,368    182,685     45,527
                           -----------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (LOSS).................    4,315,182      (5,689)   1,704,969      304,109     326,598    688,081    212,383
                           -----------------------------------------------------------------------------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENT SECURITIES
Net realized gain (loss)
 on investments.........   11,358,539   7,800,748   12,348,346    1,177,374     657,371    (13,575)      (144)
Change in unrealized net
 appreciation
 (depreciation) of
 investments............   50,116,008  17,151,168   18,136,057    8,740,095     426,913   (163,074)         0
                           -----------------------------------------------------------------------------------
NET GAIN (LOSS) ON
 INVESTMENTS............   61,474,547  24,951,916   30,484,403    9,917,469   1,084,284   (176,649)      (144)
                           -----------------------------------------------------------------------------------
NET INCREASE IN NET
 ASSETS RESULTING
 FROM OPERATIONS........  $65,789,729 $24,946,227  $32,189,372  $10,221,578  $1,410,882  $ 511,432   $212,239
                           -----------------------------------------------------------------------------------
                           -----------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

INVESCO Advisor Funds, Inc.
STATEMENT OF CHANGES IN NET ASSETS

                                  FLEX FUND                  EQUITY FUND               MULTIFLEX FUND
                          --------------------------  --------------------------  --------------------------
                           SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                             ENDED          YEAR         ENDED          YEAR         ENDED          YEAR
                            JUNE 30,       ENDED        JUNE 30,       ENDED        JUNE 30,       ENDED
                              1997      DECEMBER 31,      1997      DECEMBER 31,      1997      DECEMBER 31,
                          (UNAUDITED)       1996      (UNAUDITED)       1996      (UNAUDITED)       1996
                          -----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (loss).................  $  4,315,182  $  8,108,449  $     (5,689) $    302,211  $  1,704,969  $  2,502,127
Net realized gain on
 investments............    11,358,539    23,531,236     7,800,748     5,485,198    12,348,346    10,629,068
Change in unrealized net
 appreciation of
 investments............    50,116,008    26,214,708    17,151,168    14,241,394    18,136,057    23,172,870
                          -----------------------------------------------------------------------------------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS.    65,789,729    57,854,393    24,946,227    20,028,803    32,189,372    36,304,065
                          -----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS
Net investment income
 Class A................       (70,342)            0        (6,926)            0       (23,908)            0
 Class C................    (4,337,512)   (8,041,627)      (10,863)     (326,780)   (1,697,930)   (2,400,549)
Net realized gain on
 investments
 Class A................          (957)            0       (38,949)            0       (26,082)            0
 Class C................       (89,685)  (23,712,747)   (4,215,007)            0    (3,332,462)   (7,382,073)
                          -----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS.....    (4,498,496)  (31,754,374)   (4,271,745)     (326,780)   (5,080,382)   (9,782,622)
                          -----------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS
 Net (Note 5)...........    20,795,075    64,656,241     2,447,562     4,140,414    39,888,873    65,729,841
                          -----------------------------------------------------------------------------------
TOTAL INCREASE IN NET
 ASSETS.................    82,086,308    90,756,260    23,122,044    23,842,437    66,997,863    92,251,284
NET ASSETS
Beginning of period.....   489,917,938   399,161,678   137,415,746   113,573,309   266,843,132   174,591,848
                          -----------------------------------------------------------------------------------
End of period...........  $572,004,246  $489,917,938  $160,537,790  $137,415,746  $333,840,995  $266,843,132
                          -----------------------------------------------------------------------------------
                          -----------------------------------------------------------------------------------
Accumulated
 undistributed
 (overdistributed) net
 investment income
 included in net assets
 at end of period.......  $    (22,863) $     69,809  $    (45,693) $    (22,215) $    107,269  $    124,138

   The accompanying notes are an integral part of these financial statements.

INVESCO Advisor Funds, Inc.
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                              CASH
                    INTERNATIONAL VALUE FUND      REAL ESTATE FUND             INCOME FUND              MANAGEMENT FUND
                    ------------------------  -------------------------  -------------------------  -------------------------
                    SIX MONTHS                SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                       ENDED        YEAR         ENDED         YEAR         ENDED         YEAR         ENDED         YEAR
                     JUNE 30,      ENDED       JUNE 30,       ENDED       JUNE 30,       ENDED       JUNE 30,       ENDED
                       1997     DECEMBER 31,     1997      DECEMBER 31,     1997      DECEMBER 31,     1997      DECEMBER 31,
                    (UNAUDITED)     1996      (UNAUDITED)      1996      (UNAUDITED)      1996      (UNAUDITED)      1996
                    --------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment
 income (loss)..... $   304,109 $   (49,154)  $   326,598  $   364,733   $   688,081  $ 1,532,326   $   212,383  $   836,628
Net realized gain
 (loss) on
 investments.......   1,177,374     226,482       657,371      177,126       (13,575)     893,589          (144)         (22)
Change in
 unrealized net
 appreciation
 (depreciation) of
 investments.......   8,740,095   6,597,676       426,913    4,153,030      (163,074)  (2,884,993)            0            0
                    --------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS........  10,221,578   6,775,004     1,410,882    4,694,889       511,432     (459,078)      212,239      836,606
                    --------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS
Net investment
 income
 Class A...........    (13,230)           0       (18,905)           0          (919)           0        (2,537)           0
 Class C...........   (290,381)           0      (323,252)    (332,659)     (694,669)  (1,549,005)     (210,000)    (836,527)
Net realized gain
 on investments
 Class A...........     (1,644)           0        (1,887)           0             0            0             0            0
 Class C...........    (72,695)    (102,718)      (43,208)    (134,173)            0            0             0            0
                    --------------------------------------------------------------------------------------------------------
TOTAL
 DISTRIBUTIONS.....   (377,950)    (102,718)     (387,252)    (466,832)     (695,588)  (1,549,005)     (212,537)    (836,527)
                    --------------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS
 Net (Note 5)......  22,852,843  35,777,007    11,085,515   10,773,564    (1,373,989)  (3,815,146)   (7,328,540)  (4,492,544)
                    --------------------------------------------------------------------------------------------------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS............  32,696,471  42,449,293    12,109,145   15,001,621    (1,558,145)  (5,823,229)   (7,328,838)  (4,492,465)
NET ASSETS
Beginning of
 period............  51,915,976   9,466,683    20,566,481    5,564,860    26,162,310   31,985,539    15,946,305   20,438,770
                    --------------------------------------------------------------------------------------------------------
End of period...... $84,612,447 $51,915,976   $32,675,626  $20,566,481   $24,604,165  $26,162,310   $ 8,617,467  $15,946,305
                    ========================================================================================================
Accumulated
 undistributed
 (overdistributed)
 net investment
 income included in
 net assets at end
 of period.........   $(48,015) $   (48,513)  $    19,325  $    34,884   $   (47,011) $   (39,504)  $         0  $       101


   The accompanying notes are an integral part of these financial statements.

INVESCO Advisor Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. The INVESCO Advisor Funds, Inc. (which had been known as The EBI Funds, Inc., prior to January 15, 1996 and, hereafter, is referred to as the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund consists of seven separate investment portfolios, INVESCO Advisor Flex Fund ("Flex"), INVESCO Advisor Equity Fund ("Equity"), INVESCO Advisor MultiFlex Fund ("MultiFlex"), INVESCO Advisor International Value Fund ("International Value"), INVESCO Advisor Real Estate Fund ("Real Estate"), INVESCO Advisor Income Fund ("Income") and INVESCO Advisor Cash Management Fund ("Cash Management"). Real Estate and International Value commenced operations on May 1, 1995. The Relative Return Bond Fund merged into the Income Fund on December 15, 1995. See Note 8.
  A 25 for 1 split of Equity, Flex and Income capital shares was effected on January 2, 1992, which resulted in a corresponding reduction in the net asset value per share. All per share information presented in the financial state-ments and financial highlights for Equity, Flex and Income has been restated to reflect the stock split.
  The following significant accounting policies are in conformity with gener-ally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of financial state-ments. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and as-sumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by Cash Management are valued using the amortized cost method of valuation, which approximates market value. If such valuation does not reflect a security's fair value, it is valued at fair value as determined in good faith by the Fund's board of directors.
      For Equity, Flex, MultiFlex, Income, Real Estate and the International Value, securities traded on national securities exchanges are valued at the last sale price on the exchange where such securities are primarily traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on the valuation date are valued at bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors. If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors. Securities which are considered short-term investments when purchased are stated at amortized cost (which approximates market value) if maturity of the investment is 60 days or less, or at market value if maturity is greater than 60 days.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transac-tions are accounted for on trade date and dividend income is recorded on ex-dividend date. Interest income is recorded on the accrual basis. Dis-counts on debt securities purchased are accreted over the life of the re-spective security as adjustments to interest income. Costs used in deter-mining realized gains and losses on the sale of investment securities are those of specific securities sold.

C. FEDERAL INCOME TAXES -- Each investment portfolio intends to comply with the provisions of the Internal Revenue Code applicable to regulated invest-ment companies and, accordingly, distributes net investment income and net realized capital gains, if any, to relieve it from federal income taxes. At December 31, 1996, Equity had net capital loss carryforwards aggregating $190,964. These carryforwards expire in 2004. At December 31, 1996, Income had net capital loss carryforwards of $851,788 of which $29,229 was re-ceived from the merger with Relative Return Fund (see Note 8). These carryforwards expire in 2002. At December 31, 1996, Cash Management had net capital loss carryforwards aggregating $600. These carryforwards expire in 2000. To the extent future capital gains are offset by capital loss carryforwards, such gains will generally not be distributed to sharehold-ers.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- For Equity, Flex, MultiFlex, Income, Real Estate and International Value Funds, dividends and distribu-tions are recorded on the ex-dividend date. All of Cash Management's net investment income is distributed to shareholders by dividends declared daily and paid monthly.

E. NEW SHARE CLASS -- Effective December 31, 1996, INVESCO commenced offering two classes of shares. Class A shares are sold with a front-end sales charge of 5.50% of offering price for all funds except Real Estate and In-come which is 4.75% of offering price. Class C shares are sold with a con-tingent deferred sales charge of 1% for redemptions during the first 18 months. Both classes have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses. In-come, other expenses and accumulated realized gains and losses of each Fund are allocated to the respective class on the basis of relative net asset value each day.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Services, Inc. ("ISI"), serves as each investment portfolio's investment adviser. As compensation for its services to each investment portfolio, ISI receives an investment advisory fee which is accrued daily and paid monthly. These fees are based on the annual rate of 0.75% of the respective average daily net assets of Equity and Flex, 0.40% of the respective average daily net assets of Income, 0.90% of the respective average daily net assets of Real Estate, 0.50% of the respective average daily net assets of Cash Management and 1.00% of the average daily net assets of MultiFlex and International Value. ISI has entered into a sub-advisory agreement with INVESCO Capital Management, Inc. ("ICM"), with respect to Equity, Flex, Income, Cash Management and International Value whereby investment decisions for these investment portfolios are made by ICM. Fees for these sub-advisory services are paid by ISI to ICM at an annual rate of 0.20% of the average daily net assets of Equity and Flex and 0.10% of the average daily net assets of Income and Cash Management and for International Value, 0.35% of average net assets on the first $50 million of assets, 0.30% of average net assets on the next $50 million of assets, and 0.25% of average net assets on assets in excess of $100 million. ISI has also entered into a sub-advisory agreement with INVESCO Management & Research, Inc. ("IMR"), with respect to MultiFlex, whereby investment decisions for this investment portfolio are made by IMR. Fees for these sub-advisory services are paid by ISI to IMR based on annual rates equal to 0.35% of the average daily net assets of MultiFlex Fund on the first $500 million of assets and 0.25% of assets in excess of $500 million. In addition, ISI has entered into a sub-advisory agreement with INVESCO Realty Advisors, Inc. ("IRA"), with respect to Real Estate, whereby investment decisions for this investment portfolio are made by IRA. Fees for this sub-advisory service are paid by ISI to IRA based on annual rates equal to 0.35% of average net assets of Real Estate on the first $100 million of assets and 0.25% of average net assets on assets in excess of $100 million.
  ISI is the principal underwriter for the Fund. All of the portfolios (except Cash Management) have entered into distribution plans (the "Plans") with ISI in accordance with Rule 12b-1 of the Act. Under the Plans, for Class A, ISI receives annual fees of 0.35% of the average daily net assets for Equity, Flex, MultiFlex, Real Estate, International Value and 0.25% for Income. For Class C, ISI receives annual fees of 1.00% of average daily net assets for Eq-uity, Flex, MultiFlex, Real Estate, International Value and 0.60% of average daily net assets for Income. ISI advised the Fund that for the six months ended June 30, 1997, it received approximately $6,996, $15,087, $770, $3,541,
$10,705, $7,485 and $1,276 in contingent deferred sales charges ("CDSC") from certain shareholder redemptions of Equity, Flex, Income, Cash Management, MultiFlex, International Value and Real Estate Funds, respectively. Certain officers or directors of the Fund are officers or directors of ISI.
  Each investment portfolio has also entered into an operating services agree-ment with ISI. Under the respective operating services agreements, each in-vestment portfolio pays ISI an annual fee of 0.50% (effective December 31, 1996 the annual fee became 0.45%) of daily average net assets for providing or arranging to provide accounting, legal (except litigation), dividend disburs-ing, transfer agent, registrar, custodial, shareholder reporting, sub-account-ing and recordkeeping services and functions. These agreements provide that ISI will pay all fees and expenses associated with these and other functions, including, but not limited to, registration fees, shareholder meeting fees, and proxy statement and shareholder report expenses. The combined effect of the advisory agreements, distribution plans and operating services agreements of each investment portfolio is to place a cap or ceiling on the total expenses of each investment portfo-lio, other than brokerage commissions, interest, taxes, litigation, directors' fees and expenses, and other extraordinary expenses.
  If, in any calendar year, the average net assets of each of the Equity or Flex Portfolios are less than $500 million, each Portfolio's expenses shall not exceed 1.55% for Class A and 2.20% for Class C; on the next $500 million of net assets, expenses shall not exceed 1.50% for Class A and 2.15% for Class C; on the next $1 billion of net assets, expenses shall not exceed 1.45% for Class A and 2.10% for Class C; and on all assets over $2 billion, expenses shall not exceed 1.40% for Class A and 2.05% for Class C. If, in any calendar year, the average net assets of the MultiFlex or International Value Portfo-lios are less than $100 million, expenses shall not exceed 1.80% for Class A and 2.45% for Class C; on the next $400 million of net assets, expenses shall not exceed 1.75% for Class A and 2.40% for Class C; on the next $500 million, expenses shall not exceed 1.70% for Class A and 2.35% for Class C; on the next $1 billion of net assets, expenses shall not exceed 1.65% for Class A and 2.30% for Class C; and on all assets over $2 billion, expenses shall not ex-ceed 1.60% for Class A and 2.25% for Class C. If, in any calendar year, the average net assets of the Real Estate Portfolio are less than $500 million, expenses shall not exceed 1.70% for Class A and 2.35% for Class C; on the next $500 million, expenses shall not exceed 1.65% for Class A and 2.30% for Class C; and on all assets over $1 billion, expenses shall not exceed 1.60% for Class A and 2.25% for Class C. In any calendar year, the expenses of the In-come Portfolio may not exceed 1.35% for Class A and 1.70% for Class C, and the expenses of the Cash Management Portfolio may not exceed 0.95% of average net assets. The Adviser has agreed to reimburse the Income Portfolio for a three-year period beginning October 1, 1995, so that the expenses shall not exceed 1.10% for Class A and 1.45% for Class C of average net assets per annum.
  At June 30, 1997, 1.31% of the outstanding capital shares of Cash Management were owned by affiliated parties.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 1997, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities were:

                                                          PURCHASES     SALES
                                                         -----------------------
Flex.................................................... $28,888,206 $ 5,401,563
MultiFlex...............................................  23,167,767   8,797,396
Income..................................................           0     958,270

  The aggregate cost of purchases and proceeds from sales of all other securi-ties (excluding all short-term securities) were:

                                                          PURCHASES     SALES
                                                         -----------------------
Flex.................................................... $14,042,849 $30,236,886
Equity..................................................  13,583,695  17,853,242
MultiFlex...............................................  93,829,413  63,314,918
International Value.....................................  25,840,378   4,581,647
Real Estate.............................................  16,599,108   6,251,353

NOTE 4 -- UNREALIZED APPRECIATION AND DEPRECIATION. At June 30, 1997, the gross unrealized appreciation and depreciation of securities for federal income tax purposes was as follows:

                                                                       NET
                                         GROSS         GROSS        UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION
                                      APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                      ------------------------------------------
Flex................................. $163,344,223  $(5,337,482)   $158,006,741
Equity...............................   61,475,456     (812,114)     60,663,342
MultiFlex............................   66,023,882   (1,649,020)     64,374,862
International Value..................   16,170,213     (313,894)     15,856,319
Real Estate..........................    4,813,031      (12,124)      4,800,907
Income...............................      253,247     (604,716)       (351,469)

NOTE 5 -- CAPITAL SHARES. The authorized capital stock of the Fund consists of 10,075,000,000 shares of common stock having a par value of $0.001 per share. The authorized capital stock of the Fund has been classified as 10,000,000 shares of each of the Equity, Income, Real Estate and International Value Portfolios; 15,000,000 shares of MultiFlex Portfolio; 20,000,000 shares of Flex Portfolio; and 10,000,000,000 shares of the Cash Management Portfolio. Authorized shares of each Portfolio are divided between Class A and Class C shares, as follows:

PORTFOLIO NAME                                     CLASS A SHARES CLASS C SHARES
--------------------------------------------------------------------------------
Flex..............................................     7,500,000     12,500,000
Equity............................................     5,000,000      5,000,000
MultiFlex.........................................     5,000,000     10,000,000
International Value...............................     5,000,000      5,000,000
Real Estate.......................................     5,000,000      5,000,000
Income............................................     5,000,000      5,000,000
Cash Management................................... 5,000,000,000  5,000,000,000

CAPITAL SHARE TRANSACTIONS WERE AS FOLLOWS:

                                          FLEX FUND                                       EQUITY FUND
                        ------------------------------------------------  ----------------------------------------------
                             SIX MONTHS                                        SIX MONTHS
                         ENDED JUNE 30, 1997          YEAR ENDED           ENDED JUNE 30, 1997         YEAR ENDED
                             (UNAUDITED)           DECEMBER 31, 1996           (UNAUDITED)          DECEMBER 31, 1996
                        ----------------------  ------------------------  ----------------------  ----------------------
                         SHARES      VALUE        SHARES       VALUE       SHARES      VALUE       SHARES      VALUE
                       --------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
CLASS A
Shares sold............   83,766  $  5,977,763         --            --     15,116  $  1,392,818       --            --
Shares issued from
 reinvestment of
 distributions.........      871        64,028         --            --        314        29,932       --            --
                       --------------------------------------------------------------------------------------------
                          84,637     6,041,791                              15,430     1,422,750
Shares repurchased.....      (19)       (5,204)        --            --          0             0       --            --
                       --------------------------------------------------------------------------------------------
NET INCREASE...........   84,618  $  6,036,587         --            --     15,430  $  1,422,750       --            --
                       --------------------------------------------------------------------------------------------
                       --------------------------------------------------------------------------------------------
CLASS C
Shares sold............  681,732  $ 47,557,337   1,649,247  $107,726,947   115,881  $ 10,284,146   263,161  $ 19,738,118
Shares issued from
 reinvestment of
 distributions.........   51,839     3,761,280     414,833    27,317,233    34,997     3,349,140     3,271       248,270
                       --------------------------------------------------------------------------------------------
                         733,571    51,318,617   2,064,080   135,044,180   150,878    13,633,286   266,432    19,986,388
Shares repurchased..... (524,268)  (36,560,129) (1,070,366)  (70,387,939) (142,099)  (12,608,474) (209,472)  (15,845,974)
                       --------------------------------------------------------------------------------------------
NET INCREASE...........  209,303  $ 14,758,488     993,714  $ 64,656,241     8,779  $  1,024,812    56,960  $  4,140,414
                       --------------------------------------------------------------------------------------------
                       --------------------------------------------------------------------------------------------

                                        MULTIFLEX FUND                            INTERNATIONAL VALUE FUND
                          ----------------------------------------------  -------------------------------------------
                               SIX MONTHS                                     SIX MONTHS
                           ENDED JUNE 30, 1997         YEAR ENDED         ENDED JUNE 30, 1997        YEAR ENDED
                               (UNAUDITED)          DECEMBER 31, 1996         (UNAUDITED)        DECEMBER 31, 1996
                          ----------------------  ----------------------  --------------------  ---------------------
                           SHARES       VALUE      SHARES       VALUE     SHARES      VALUE      SHARES      VALUE
                          -------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
CLASS A
Shares sold.............     44,879  $ 2,428,734        --           --    34,336  $ 1,972,994       --           --
Shares issued from
 reinvestment of
 distributions..........        838       47,484        --           --       154        9,419       --           --
                          -------------------------------------------------------------------------------------------
                             45,717    2,476,218                           34,490    1,982,413
Shares repurchased......         (4)      (3,391)       --           --      (867)     (50,657)      --           --
                          -------------------------------------------------------------------------------------------
NET INCREASE............     45,713  $ 2,472,827        --           --    33,623  $ 1,931,756       --           --
                          ===========================================================================================
        CLASS C
Shares sold.............    960,464  $51,579,183  1,650,164  $80,727,974  461,455  $25,478,741   793,073  $37,650,713
Shares issued from
 reinvestment of
 distributions..........     79,194    4,496,208    173,184    8,779,155    2,753      168,348     1,093       52,532
                          -------------------------------------------------------------------------------------------
                          1,039,658   56,075,391  1,823,348   89,507,129  464,208   25,647,089   794,166   37,703,245
Shares repurchased......   (346,373) (18,659,345)  (482,083) (23,777,288) (83,226)  (4,726,002)  (39,722)  (1,926,238)
                          -------------------------------------------------------------------------------------------
NET INCREASE............    693,285  $37,416,046  1,341,265  $65,729,841  380,982  $20,921,087   754,444  $35,777,007
                          ===========================================================================================
                                       REAL ESTATE FUND                                 INCOME FUND
                          ----------------------------------------------  -------------------------------------------
                               SIX MONTHS                                     SIX MONTHS
                           ENDED JUNE 30, 1997         YEAR ENDED         ENDED JUNE 30, 1997        YEAR ENDED
                               (UNAUDITED)          DECEMBER 31, 1996         (UNAUDITED)        DECEMBER 31, 1996
                          ----------------------  ----------------------  --------------------  ---------------------
                           SHARES       VALUE      SHARES       VALUE     SHARES      VALUE      SHARES      VALUE
                          -------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
CLASS A
Shares sold.............     24,187  $ 1,372,917        --           --       592  $    29,848       --           --
Shares issued from
 reinvestment of
 distributions..........        317       18,059        --           --        19          919       --           --
                          -------------------------------------------------------------------------------------------
                             24,504    1,390,976                              611       30,767
Shares repurchased......        (18)        (981)       --           --         0            0       --           --
                          -------------------------------------------------------------------------------------------
NET INCREASE............     24,486  $ 1,389,995        --           --       611  $    30,767       --           --
                          ===========================================================================================
CLASS C
Shares sold.............    184,443  $10,424,045    235,928  $10,888,988   42,558  $ 2,068,504    92,901  $ 4,592,854
Shares issued from
 reinvestment of
 distributions..........      5,616      320,698      8,603      421,963   11,737      567,354    26,073    1,278,365
                          -------------------------------------------------------------------------------------------
                            190,059   10,744,743    244,531   11,310,951   54,295    2,635,858   118,974    5,871,219
Shares repurchased......    (18,553)  (1,049,223)   (11,611)    (537,387) (83,272)  (4,040,614) (196,204)  (9,686,365)
                          -------------------------------------------------------------------------------------------
NET INCREASE (DECREASE).    171,506  $ 9,695,520    232,920  $10,773,564  (28,977) ($1,404,756) (77,230)  ($3,815,146)
                          ===========================================================================================

                              CASH MANAGEMENT FUND
                 --------------------------------------------------
                       SIX MONTHS
                   ENDED JUNE 30, 1997           YEAR ENDED
                       (UNAUDITED)            DECEMBER 31, 1996
                 ------------------------  ------------------------
                   SHARES        VALUE       SHARES        VALUE
                 --------------------------------------------------
CAPITAL SHARE
  TRANSACTIONS
CLASS A
Shares sold.....     148,177  $   148,177          --           --
Shares issued
 from
 reinvestment of
 distributions..       2,400        2,400          --           --
                 --------------------------------------------------
                     150,577      150,577
Shares
 repurchased....     (14,800)     (14,800)         --           --
                 --------------------------------------------------
NET INCREASE....     135,777  $   135,777          --           --
                 ==================================================
CLASS C
Shares sold.....  11,078,374  $11,078,374   35,844,336  $35,844,336
Shares issued
 from
 reinvestment of
 distributions..     199,174      199,174      487,618      487,618
                 --------------------------------------------------
                  11,277,548   11,277,548   36,331,954   36,331,954
Shares
 repurchased.... (18,741,865) (18,741,865) (40,824,498) (40,824,498)
                 --------------------------------------------------
NET DECREASE....  (7,464,317) ($7,464,317)  (4,492,544) ($4,492,544)
                 ==================================================

NOTE 6 -- FOREIGN SECURITIES. Certain Portfolios invest in American Depositary Receipts of foreign companies. Underlying the American Depositary Receipts are investments in foreign securities. Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, re-evaluation of currencies, adverse political, social and economic developments and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U. S. companies and markets.

NOTE 7 -- TRANSACTIONS WITH AFFILIATES. The Fund has adopted an unfunded noncontributory defined benefit pension plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 25% of the retainer fee at the time of retirement (effective July 1, 1996, benefits are based on an annual rate of 40% of the retainer fee at the time of retirement).
  Pension expenses for Flex, Equity, MultiFlex, International, Real Estate and Income for the six months ended June 30, 1997 of $1,978, $568, $981, $140, $50 and $134, respectively, are included in Directors' Fees and Expenses in the Statement of Operations. Unfunded accrued pension costs for Flex, Equity, MultiFlex, Income and Cash Management Funds of $14,718, $4,387, $7,091, $1,194 and $273, respectively, and pension liabilities for Flex, Equity, MultiFlex, International, Real Estate, Income and Cash Management of $27,793, $8,319, $13,014, $140, $50, $2,354 and $824, respectively, are included in other as-sets and liabilities in the Statement of Assets and Liabilities.

NOTE 8 -- In accordance with the terms of an agreement approved by Relative Return Bond Fund shareholders on December 15, 1995, the Income Fund issued 64,390 of its capital shares in exchange for the net assets of Relative Return Bond Fund of $3,327,189, including $147,389 of unrealized appreciation; combined net assets were $31,571,199 as of the merger date. Shareholders of Relative Return Bond Fund received .788 shares of Income Fund for each share of Relative Return Bond Fund. The transaction, which was a tax-free exchange, has been accounted for by combining the assets and liabilities of each Fund at their value on the date of the merger. The identified cost of investments were similarly combined.

NOTE 9 -- SUBSEQUENT EVENT. AIM Advisors, Inc. became the investment adviser to the Fund effective August 4, 1997, as approved by the shareholders of the Fund at the meeting held July 9, 1997 (see page 25 for further information).

INVESCO Advisor Funds, Inc.
SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders was held on January 31, 1997. At the meet-ing, shareholders of the Funds were asked to consider the following:

1. A new Investment Advisory Agreement with Invesco Services, Inc. ("ISI") (shareholders of all portfolios)

2. A new Sub-Advisory Agreement between ISI and INVESCO Capital Management, Inc. ("ICM") (for shareholders of Equity Fund, Flex Fund, International Value Fund and Income Fund only).

  A new Sub-Advisory Agreement between ISI and INVESCO Management & Research, Inc. ("IMR") (for shareholders of Multiflex Fund only).

  A new Sub-Advisory Agreement between ISI and INVESCO Realty Advisors, Inc. ("IRA") (for shareholders of Real Estate Fund only).

3. Election of a new Board of Trustees (shareholders of all Funds).

4. Ratify the selection of Price Waterhouse LLP as independent auditors.

The result of all matters voted on by shareholders of the Funds at the Special Meeting held on January 31, 1997 were as follows:

1. Approval of Investment Advisory Agreement

 INVESCO Advi-
  sor Equity
  Portfolio      1,143,589 (95.4% of votes cast)
 INVESCO Advi-
  sor Flex
  Portfolio      4,311,558 (95.0% of votes cast)
 INVESCO Advi-
  sor Income
  Portfolio        321,599 (89.6% of votes cast)
 INVESCO Advi-
  sor Interna-
  tional Value
  Portfolio        678,381 (92.5% of votes cast)
 INVESCO Advi-
  sor
  MultiFlex
  Portfolio      2,763,987 (94.2% of votes cast)
 INVESCO Advi-
  sor Real Es-
  tate Portfo-
  lio              217,987 (97.0% of votes cast)
 INVESCO Advi-
  sor Cash
  Management
  Portfolio     16,004,582 (99.3% of votes cast)

2. Approval of new Sub-Advisory Agreement

 INVESCO Advi-
  sor Equity
  Portfolio      1,127,774 (94.1% of votes cast)
 INVESCO Advi-
  sor Flex
  Portfolio      4,297,439 (94.7% of votes cast)
 INVESCO Advi-
  sor Income
  Portfolio        320,517 (89.3% of votes cast)
 INVESCO Advi-
  sor Interna-
  tional Value
  Portfolio        678,622 (92.5% of votes cast)
 INVESCO Advi-
  sor
  MultiFlex
  Portfolio      2,756,543 (94.0% of votes cast)
 INVESCO Advi-
  sor Real Es-
  tate Portfo-
  lio              218,291 (97.1% of votes cast)
 INVESCO Advi-
  sor Cash
  Management    15,977,357 (99.1% of votes cast)

3. Election of Trustees

 Charles W. Brady       25,893,697 (99.2% of votes cast)
 Dan J. Hesser          25,893,435 (99.2% of votes cast)
 Fred A. Deering        25,894,230 (99.2% of votes cast)
 Victor L. Andrews      25,894,925 (99.2% of votes cast)
 Bob R. Baker           25,846,802 (99.0% of votes cast)
 Lawrence H. Budner     25,845,204 (99.0% of votes cast)
 Daniel D. Chabris      25,851,164 (99.0% of votes cast)
 A.D. Frazier, Jr.      25,867,574 (99.1% of votes cast)
 Hubert L. Harris, Jr.  25,893,674 (99.2% of votes cast)
 Kenneth T. King        25,881,471 (99.2% of votes cast)
 John W. McIntyre       25,893,746 (99.2% of votes cast)

4.Ratify selection of Independent Auditors

 INVESCO Advi-
  sor Equity
  Portfolio      1,144,512 (95.5% of votes cast)
 INVESCO Advi-
  sor Flex
  Portfolio      4,393,989 (96.8% of votes cast)
 INVESCO Advi-
  sor Income
  Portfolio        331,749 (92.4% of votes cast)
 INVESCO Advi-
  sor Interna-
  tional Value
  Portfolio        685,211 (93.4% of votes cast)
 INVESCO Advi-
  sor
  MultiFlex
  Portfolio      2,818,060 (96.1% of votes cast)
 INVESCO Advi-
  sor Real Es-
  tate Portfo-
  lio              220,980 (98.3% of votes cast)
 INVESCO Advi-
  sor Cash
  Management
  Portfolio     15,862,537 (98.4% of votes cast)

INVESCO Advisor Funds, Inc.
SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders was held on July 9, 1997. At the meeting, shareholders of the Funds were asked to consider the following:

1. A new Investment Advisory Agreement with AIM Advisors, Inc. ("AIM") (shareholders of all portfolios)

2. A new Sub-Advisory Agreement between AIM and INVESCO Capital Management, Inc. ("ICM") (for shareholders of Equity Fund, Flex Fund and Income Fund only).

  A new Sub-Advisory Agreement between AIM and INVESCO Management & Research, Inc. ("IMR") (for shareholders of Multiflex Fund only).

  A new Sub-Advisory Agreement between AIM and INVESCO Realty Advisors, Inc. ("IRA") (for shareholders of Real Estate Fund only).

3. A new Sub-Advisory Agreement with INVESCO Global Asset Management, Limited (for shareholders of International Value Fund only).

4. Election of a new Board of Trustees (shareholders of all Funds).

5. Approve amended investment restrictions (shareholders of all Funds).

The result of all matters voted on by shareholders of the Funds at the Special Meeting held on July 9, 1997 were as follows:

1. Approval of Investment Advisory Agreement

 INVESCO Advisor Equity Portfolio                 930,214 (94.4% of votes cast)
 INVESCO Advisor Flex Portfolio                 4,100,359 (94.0% of votes cast)
 INVESCO Advisor Income Portfolio                 267,288 (93.6% of votes cast)
 INVESCO Advisor International Value Portfolio    600,807 (91.1% of votes cast)
 INVESCO Advisor MultiFlex Portfolio            2,742,182 (93.0% of votes cast)
 INVESCO Advisor Real Estate Portfolio            317,988 (93.8% of votes cast)
 INVESCO Advisor Cash Management Portfolio      4,593,432 (94.5% of votes cast)

2 and 3. Approval of new Sub-Advisory Agreement

 INVESCO Advisor Equity Portfolio                 927,232 (94.1% of votes cast)
 INVESCO Advisor Flex Portfolio                 4,100,359 (93.8% of votes cast)
 INVESCO Advisor Income Portfolio                 267,288 (94.4% of votes cast)
 INVESCO Advisor MultiFlex Portfolio            2,742,182 (92.8% of votes cast)
 INVESCO Advisor Real Estate Portfolio            317,988 (93.8% of votes cast)
 INVESCO Advisor International Value Portfolio    601,427 (91.2% of votes cast)

INVESCO Advisor Funds, Inc.
SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)--(CONTINUED)


4. Election of Trustees

 Charles T. Bauer   14,301,663 (96.7% of votes cast)
 Bruce L. Crockett  14,333,450 (96.9% of votes cast)
 Owen Daly II       14,315,469 (96.8% of votes cast)
 Jack Fields        14,309,241 (96.8% of votes cast)
 Carl Frischling    14,325,211 (96.9% of votes cast)
 Robert H. Graham   14,328,888 (96.9% of votes cast)
 John F. Kroeger    14,279,060 (96.6% of votes cast)
 Lewis F. Pennock   14,325,898 (96.9% of votes cast)
 Ian W. Robinson    14,284,791 (96.6% of votes cast)
 Louis S. Sklar     14,331,039 (96.9% of votes cast)

5.Approval of Amended Investment Restrictions

 INVESCO Advisor Equity Portfolio                 805,409 (91.0% of votes cast)
 INVESCO Advisor Flex Portfolio                 3,589,811 (90.3% of votes cast)
 INVESCO Advisor Income Portfolio                 239,437 (89.6% of votes cast)
 INVESCO Advisor International Value Portfolio    540,220 (87.8% of votes cast)
 INVESCO Advisor MultiFlex Portfolio            2,386,175 (89.2% of votes cast)
 INVESCO Advisor Real Estate Portfolio            252,240 (89.4% of votes cast)
 INVESCO Advisor Cash Management Portfolio      4,602,408 (95.4% of votes cast)

INVESCO Advisor Funds, Inc.
FINANCIAL HIGHLIGHTS

  The table below sets forth financial data for a capital share outstanding throughout each period presented.

                                                    FLEX FUND
                             SIX MONTHS
                           ENDED JUNE 30,                YEAR ENDED DECEMBER 31,
                           ---------------------------------------------------------------------
                                1997             1996      1995      1994      1993      1992
                           ---------------------------------------------------------------------
                            (UNAUDITED)
                          CLASS A   CLASS C
                           ---------------------------------------------------------------------
Net asset value,
 beginning of period....  $ 66.51   $  66.51   $  62.64  $  50.50  $  54.16  $  51.04  $  49.35
                           ---------------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income...     1.07       0.57       1.18      1.29      1.26      1.10      1.39
Net gain (loss) on
 securities (both
 realized and
 unrealized)............     7.97       8.19       7.25     12.38     (0.91)     4.22      2.37
                           ---------------------------------------------------------------------
Total from investment
 operations.............     9.04       8.76       8.43     13.67      0.35      5.32      3.76
                           ---------------------------------------------------------------------
DISTRIBUTIONS
Dividends (from net
 investment income).....    (1.04)     (0.58)     (1.17)    (1.29)    (1.25)    (1.09)    (1.35)
Distributions (from
 capital gains).........    (0.01)     (0.01)     (3.39)    (0.24)    (2.76)    (1.11)    (0.72)
                           ---------------------------------------------------------------------
Total distributions.....    (1.05)     (0.59)     (4.56)    (1.53)    (4.01)    (2.20)    (2.07)
                           ---------------------------------------------------------------------
Net asset value, end of
 period.................  $ 74.50   $  74.68   $  66.51  $  62.64  $  50.50  $  54.16  $  51.04
                           ---------------------------------------------------------------------
                           ---------------------------------------------------------------------
TOTAL RETURN/1/.........    13.63%#    13.20%#    13.61%    27.30%     0.64%    10.48%     7.72%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in 000's)......  $ 6,303   $565,701   $489,918  $399,162  $243,848  $274,349  $165,727
Ratio of expenses to
 average net assets*....     0.73%#     1.10%#     2.26%     2.28%     2.25%     2.25%     2.17%
Ratio of net investment
 income to average
 net assets*............     1.19%#     0.82%#     1.81%     2.28%     2.32%     2.10%     2.81%
Portfolio turnover rate.        7%#        7%#       26%        5%       36%       27%       15%
Average commission rate
 paid...................  $0.0518   $ 0.0518   $ 0.0549       --        --        --        --

/1Total/return assumes dividend reinvestment and does not reflect the effect of sales charges.

* INVESCO Capital Management, Inc. voluntarily absorbed certain expenses of the Fund aggregating $18,993 for 1993. If such expenses had not been absorbed, the ratio of expenses to average net assets would have been 2.26% and the ratio of net investment income to average net assets would have been 2.09%.

# Not annualized.

  The accompanying notes are an integral part of these financial statements.

INVESCO Advisor Funds, Inc.
FINANCIAL HIGHLIGHTS (CONTINUED)

  The table below sets forth financial data for a capital share outstanding throughout each period presented.

                                                 EQUITY FUND
                             SIX MONTHS
                           ENDED JUNE 30,               YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------
                                1997             1996      1995     1994     1993     1992
                            -----------------------------------------------------------------
                            (UNAUDITED)
                          CLASS A   CLASS C
                            -----------------------------------------------------------------
Net asset value, begin-
 ning of period.........  $ 82.29   $  82.29   $  70.41  $  55.83  $ 59.61  $ 63.27  $ 63.38
                            -----------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income
 (loss).................     0.55      (0.01)      0.18      0.41     0.36     0.41     0.60
Net gain on securities
 (both realized
 and unrealized)........    14.85      15.06      11.90     16.44     1.26     5.40     2.44
                            -----------------------------------------------------------------
Total from investment
 operations.............    15.40      15.05      12.08     16.85     1.62     5.81     3.04
                            -----------------------------------------------------------------
DISTRIBUTIONS
Dividends (from net
 investment income).....    (0.61)     (0.01)     (0.20)    (0.41)   (0.36)   (0.41)   (0.57)
Distributions (from
 capital gains).........    (2.57)     (2.57)      0.00     (1.86)   (5.04)   (9.06)   (2.58)
                            -----------------------------------------------------------------
Total distributions.....    (3.18)     (2.58)     (0.20)    (2.27)   (5.40)   (9.47)   (3.15)
                            -----------------------------------------------------------------
Net asset value, end of
 period.................  $ 94.51   $  94.76   $  82.29  $  70.41  $ 55.83  $ 59.61  $ 63.27
                            -----------------------------------------------------------------
                            -----------------------------------------------------------------
TOTAL RETURN/1/.........    18.70%#    18.26%#    17.17%    30.28%    2.69%    9.16%    4.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in 000's)......  $ 1,458   $159,080   $137,416  $113,573  $77,929  $86,659  $91,146
Ratio of expenses to
 average net assets*....     0.73%#     1.10%#     2.26%     2.28%    2.25%    2.25%    2.18%
Ratio of net investment
 income to average
 net assets*............     0.37%#     0.00%#     0.24%     0.64%    0.61%    0.62%    0.90%
Portfolio turnover rate.       10%#       10%#       19%       17%      21%      47%      41%
Average commission rate
 paid...................  $0.0478   $ 0.0478   $ 0.0590       --       --       --       --

/1Total/return assumes dividend reinvestment and does not reflect the effect of sales charges.

* INVESCO Capital Management, Inc. voluntarily absorbed certain expenses of the Fund aggregating $3,227 for 1993. If such expenses had not been absorbed, the ratio of expenses to average net assets for 1993 would have been 2.25% and the ratio of net investment income to average net assets for 1993 would have been 0.62%.

# Not annualized.

  The accompanying notes are an integral part of these financial statements.

INVESCO Advisor Funds, Inc.
FINANCIAL HIGHLIGHTS (CONTINUED)

  The table below sets forth financial data for a capital share outstanding throughout each period presented.

                                                  MULTIFLEX FUND
                             SIX MONTHS                                         FOR THE PERIOD
                           ENDED JUNE 30,        YEAR ENDED DECEMBER 31,      NOV. 17, 1993/2/ TO
                          ------------------   ----------------------------      DEC. 31, 1993
                                1997             1996      1995      1994
                                   --------------------------------------------------------------
                            (UNAUDITED)
                          CLASS A   CLASS C
                                   --------------------------------------------------------------
Net asset value,
 beginning of period....  $ 52.54   $  52.54   $  46.71  $  39.13  $  40.16         $ 40.00
                                   --------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income...     0.63       0.30       0.55      0.64      0.62            0.02
Net gain (loss) on
 securities (both
 realized and
 unrealized)............     5.28       5.43       7.31      7.75     (1.03)           0.16
                                   --------------------------------------------------------------
Total from investment
 operations.............     5.91       5.73       7.86      8.39     (0.41)           0.18
                                   --------------------------------------------------------------
DISTRIBUTIONS
Dividends (from net
 investment income).....    (0.64)     (0.30)     (0.53)    (0.64)    (0.62)          (0.02)
Distributions (from
 capital gains).........    (0.59)     (0.59)     (1.50)    (0.17)     0.00            0.00
                                   --------------------------------------------------------------
Total distributions.....    (1.23)     (0.89)     (2.03)    (0.81)    (0.62)          (0.02)
                                   --------------------------------------------------------------
Net asset value, end of
 period.................  $ 57.22   $  57.38   $  52.54  $  46.71  $  39.13         $ 40.16
                                   --------------------------------------------------------------
                                   --------------------------------------------------------------
TOTAL RETURN/1/.........    11.29%#    10.92%#    17.03%    21.58%    (1.02%)          0.46%#
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in 000's)......  $ 2,616   $331,225   $266,843  $174,592  $120,220         $12,241
Ratio of expenses to
 average net assets.....     0.84%#     1.21%#     2.45%     2.50%     2.49%           2.50%*
Ratio of net investment
 income to average net
 assets.................     0.95%#     0.58%#     1.16%     1.53%     2.01%           1.09%*
Portfolio turnover rate.       25%#       25%#       62%       50%       81%           0.53%#
Average commission rate
 paid...................  $0.0586   $ 0.0586   $ 0.0577       --        --              --

/1/Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

/2/Commencement of operations.

*Annualized.

#Not annualized.

   The accompanying notes are an integral part of these financial statements.

INVESCO Advisor Funds, Inc.
FINANCIAL HIGHLIGHTS (CONTINUED)

  The table below sets forth financial data for a capital share outstanding throughout each period presented.

                                         INTERNATIONAL VALUE FUND
                                SIX MONTHS          YEAR ENDED
                              ENDED JUNE 30,         JUNE 30,   FOR THE PERIOD
                              -----------------   ------------ MAY 1, 1995/2/ TO
                                   1997               1996       DEC. 31, 1995
                              --------------------------------------------------
                                (UNAUDITED)
                              CLASS A   CLASS C
                              --------------------------------------------------
Net asset value, beginning
 of period..................  $ 53.68   $ 53.68     $ 44.51         $40.00
                              --------------------------------------------------
INVESTMENT OPERATIONS
Net investment income
 (loss).....................     0.50      0.23       (0.05)          0.00
Net gain on securities (both
 realized and unrealized)...     7.55      7.60        9.37           4.51
                              --------------------------------------------------
Total from investment
 operations.................     8.05      7.83        9.32           4.51
                              --------------------------------------------------
DISTRIBUTIONS
Dividends (from net
 investment income).........    (0.44)    (0.22)       0.00           0.00
Distributions (from capital
 gains).....................    (0.05)    (0.05)      (0.15)          0.00
                              --------------------------------------------------
Total distributions.........    (0.49)    (0.27)      (0.15)          0.00
                              --------------------------------------------------
Net asset value, end of
 period.....................  $ 61.24   $ 61.24     $ 53.68         $44.51
                              ==================================================
TOTAL RETURN/1/.............    15.01%#   14.59%#     20.99%         11.28%#
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in 000's).................  $ 2,059   $82,553     $51,916         $9,467
Ratio of expenses to average
 net assets.................     0.85%#    1.22%#      2.50%          2.50%*
Ratio of net investment
 income to average net
 assets.....................     0.82%#    0.45%#     (0.16%)         0.03%*
Portfolio turnover rate.....        7%#       7%#         5%             2%#
Average commission rate
 paid.......................  $0.0575   $0.0575     $0.0602            --

/1/Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

/2/Commencement of operations.

*Annualized.

#Not annualized.

   The accompanying notes are an integral part of these financial statements.

INVESCO Advisor Funds, Inc.
FINANCIAL HIGHLIGHTS (CONTINUED)

  The table below sets forth financial data for a capital share outstanding throughout each period presented.

                                            REAL ESTATE FUND
                               SIX MONTHS          YEAR ENDED
                             ENDED JUNE 30,       DECEMBER 31,  FOR THE PERIOD
                             -----------------   ------------- MAY 1, 1995/2/ TO
                                  1997               1996        DEC. 31, 1995
                             ---------------------------------------------------
                               (UNAUDITED)
                             CLASS A   CLASS C
                             ---------------------------------------------------
Net asset value, beginning
 of period.................  $ 56.77   $ 56.77      $ 43.02         $40.00
                             ---------------------------------------------------
INVESTMENT OPERATIONS
Net investment income......     0.93      0.57         1.30           0.64
Net gain on securities
 (both realized and
 unrealized)...............     1.76      1.91        14.06           3.00
                             ---------------------------------------------------
Total from investment
 operations................     2.69      2.48        15.36           3.64
                             ---------------------------------------------------
DISTRIBUTIONS
Dividends (from net
 investment income)........    (0.95)    (0.63)       (1.23)         (0.62)
Distributions (from capital
 gains)....................    (0.08)    (0.08)       (0.38)          0.00
                             ---------------------------------------------------
Total distributions........    (1.03)    (0.71)       (1.61)         (0.62)
                             ---------------------------------------------------
Net asset value, end of
 period....................  $ 58.43   $ 58.54      $ 56.77         $43.02
                             ===================================================
TOTAL RETURN/1/............     4.79%#    4.41%#      36.43%          9.12%#
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in 000's)................  $ 1,431   $31,245      $20,566         $5,565
Ratio of expenses to
 average net assets........     0.80%#    1.17%#       2.40%          2.40%*
Ratio of net investment
 income to average net
 assets....................     1.59%#    1.22%#       3.21%          4.68%*
Portfolio turnover rate....       25%#      25%#         25%             7%#
Average commission rate
 paid......................  $0.0599   $0.0599      $0.0601            --

/1/Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

/2/Commencement of operations.

*Annualized.

#Not annualized.

   The accompanying notes are an integral part of these financial statements.

INVESCO Advisor Funds, Inc.
FINANCIAL HIGHLIGHTS (CONTINUED)

  The table below sets forth financial data for a capital share outstanding throughout each period presented.

                                                INCOME FUND
                            SIX MONTHS
                          ENDED JUNE 30,              YEAR ENDED DECEMBER 31,
                          -----------------------------------------------------------------
                               1997            1996      1995     1994      1993     1992
                          -----------------------------------------------------------------
                            (UNAUDITED)
                          CLASS A   CLASS C
                          -----------------------------------------------------------------
Net asset value,
 beginning of period....  $48.87    $ 48.87   $ 52.22   $ 45.33  $ 48.60   $ 47.41  $ 47.77
                          -----------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income...    1.45       1.33      2.61      2.44     2.40      2.28     2.57
Net gain (loss) on
 securities (both
 realized
 and unrealized)........   (0.36)     (0.31)    (3.31)     6.91    (3.27)     1.20    (0.37)
                          -----------------------------------------------------------------
Total from investment
 operations.............    1.09       1.02     (0.70)     9.35    (0.87)     3.48     2.20
                          -----------------------------------------------------------------
DISTRIBUTIONS
Dividends (from net
 investment income).....   (1.53)     (1.35)    (2.65)    (2.46)   (2.40)    (2.29)   (2.56)
                          -----------------------------------------------------------------
Total distributions.....   (1.53)     (1.35)    (2.65)    (2.46)   (2.40)    (2.29)   (2.56)
                          -----------------------------------------------------------------
Net asset value, end of
 period.................  $48.43    $ 48.54   $ 48.87   $ 52.22  $ 45.33   $ 48.60  $ 47.41
                          =================================================================
TOTAL RETURN/1/.........    2.26%#     2.13%#   (1.23%)   21.12%   (1.80%)    7.39%    4.74%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in 000's)......  $   29    $24,575   $26,162   $31,986  $25,467   $42,872  $47,096
Ratio of expenses to
 average net assets*....    0.55%#     0.72%#    1.51%     2.19%    2.25%     2.25%    2.25%
Ratio of net investment
 income to average net
 assets*................    2.91%#     2.74%#    5.30%     4.94%    5.09%     4.56%    5.48%
Portfolio turnover rate.       0%#        0%#      34%       24%      59%       92%      16%

/1/Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

* INVESCO Capital Management, Inc. voluntarily absorbed certain expenses of the Fund aggregating $31,132, $72,341, $17,720 and $17,632, for the six months ended June 30, 1997 and the years ended 1996, 1995 and 1993, respectively. If such expenses had not been absorbed, the ratio of expenses to average net assets would have been 0.68%, 0.85%, 1.76%, 2.25% and 2.29%, for Class A and Class C for the six months ended June 30, 1997 and the years ended 1996, 1995, and 1993, respectively.
   The ratio of net investment income to average net assets would have been 2.79%, 2.62%, 5.05%, 4.88% and 4.52%, for Class A and Class C for the six months ended June 30, 1997 and the years ended 1996, 1995 and 1993, respectively.

#  Not annualized.

   The accompanying notes are an integral part of these financial statements.

INVESCO Advisor Funds, Inc.
FINANCIAL HIGHLIGHTS (CONTINUED)

  The table below sets forth financial data for a capital share outstanding throughout each period presented.

                                           CASH MANAGEMENT FUND
                            SIX MONTHS
                          ENDED JUNE 30,              YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------------------
                               1997            1996     1995     1994     1993     1992
                          ---------------------------------------------------------------
                            (UNAUDITED)
                          CLASS A   CLASS C
                          ---------------------------------------------------------------
Net asset value,
 beginning of period....  $ 1.00    $ 1.00    $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                          ---------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income...    0.02      0.02       0.04     0.05     0.03     0.02     0.03
                          ---------------------------------------------------------------
DISTRIBUTIONS
Dividends (from net
 investment income).....   (0.02)    (0.02)     (0.04)   (0.05)   (0.03)   (0.02)   (0.03)
                          ---------------------------------------------------------------
Net asset value, end of
 period.................  $ 1.00    $ 1.00    $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                          ===============================================================
TOTAL RETURN/1/.........    2.23%#    2.23%#     4.48%    5.04%    3.30%    2.20%    3.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in 000's)......  $  136    $8,481    $15,946  $20,439  $15,212  $13,827  $20,431
Ratio of expenses to
 average net assets*....    0.48%#    0.48%#     1.04%    1.00%    1.00%    0.95%    0.73%
Ratio of net investment
 income to average net
 assets*................    2.23%#    2.23%#     4.36%    4.91%    3.23%    2.17%    2.94%

/1/Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

* INVESCO Capital Management, Inc. voluntarily absorbed certain expenses of the Fund aggregating $15,099 and $38,925 for 1993 and 1992, respectively. If such expenses had not been absorbed the ratio of expenses to average net assets would have been 1.03% and 0.92% for 1993 and 1992, respectively, and the ratio of net investment income to average net assets would have been 2.09% and 2.75% for 1993 and 1992, respectively.

#  Not annualized.

  The accompanying notes are an integral part of these financial statements.

                             INVESCO SERVICES, INC.
                               Investment Advisor
                                    Manager
                                  Distributor

                        INVESCO CAPITAL MANAGEMENT, INC.
                                  Sub-Advisor:
                           INVESCO Advisor Flex Fund
                          INVESCO Advisor Equity Fund
                    INVESCO Advisor International Value Fund
                          INVESCO Advisor Income Fund
                      INVESCO Advisor Cash Management Fund

                      INVESCO MANAGEMENT & RESEARCH, INC.
                                  Sub-Advisor:
                         INVESCO Advisor MultiFlex Fund

                         INVESCO REALTY ADVISORS, INC.
                                  Sub-Advisor:
                        INVESCO Advisor Real Estate Fund

                            FUND/PLAN SERVICES, INC.
                        Transfer Agent and Administrator

                                 UMB BANK, N.A.
                                   Custodian

                              PRICE WATERHOUSE LLP
                            Independent Accountants

                                      LOGO
                     OF INVESCO SERVICES, INC. APPEARS HERE

                             Invesco Services, Inc.
                          1355 Peachtree Street, N.E.
                             Atlanta, Georgia 30309
                                 (404) 892-0666
                                 (800) 972-9030

                      This information must be preceded or
                      accompanied by a current prospectus

                                    ADV-SAR-1

                               SEMIANNUAL REPORT

                                        ---------------------------------------

                   June 30, 1997


                                      LOGO
                     OF INVESCO SERVICES, INC. APPEARS HERE